UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Large-Cap Core Fund
Class A:
PTMAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class A	$83	0.70%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EA

HOW HAS T
HE
FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would
have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	30.87%	13.00%	11.17%
Class A without sales charges	38.49%	14.29%	11.80%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
2
4
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less than
0.5
% of the Fund's net
assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	A
NASDAQ	PTMAX
CUSIP	74441J100
MF187EA

PGIM Quant Solutions Large-Cap Core Fund
Class C:
PTMCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class C	$171	1.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	36.45%	13.46%	10.98%
Class C without sales charges	37.45%	13.46%	10.98%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that each make up less
than
0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	C
NASDAQ	PTMCX
CUSIP	74441J308
MF187EC

PGIM Quant Solutions Large-Cap Core Fund
Class Z:
PTEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class Z	$54	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	38.82%	14.56%	12.08%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of Industries that
each
make up less than
0.5
% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	Z
NASDAQ	PTEZX
CUSIP	74441J407
MF187EZ

PGIM Quant Solutions Large-Cap Core Fund
Class R6:
PTMQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Core Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Core Fund—Class R6	$42	0.35%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US Federal Reserve (Fed) policy dominated headlines and acted as the main directional catalyst for equity performance during the reporting period. After keeping interest rates steady for the majority of the period, the Fed lowered interest rates by a half percentage point at its
September 2024 meeting. Large-cap stocks outpaced small-cap stocks during most of the period, although this trend shifted and volatility increased toward the end of the period, as investors focused on the US presidential election.
■
The Fund’s performance relative to the S&P 500 Index (Index) benefited from a tilt in favor of stocks with improving growth expectations, notably in the industrials sector. Overweight positions in some mega-cap tech stocks also helped.
■
The Fund’s stock selection in the consumer staples sector did not perform well, detracting from relative returns.
■
The Fund used futures contracts on the Index primarily to manage daily cash flows, provide liquidity, and equitize cash—not as a means of adding to performance. Consequently, the effect on Fund performance was minimal.
MF187ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns
would
have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	39.00%	14.70%	13.72% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 896,610,142
Number of fund holdings	198
Total advisory fees paid for the year	$ 2,542,115
Portfolio turnover rate for the year	113%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	11.4%
Software	9.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.7%
Financial Services	4.5%
Pharmaceuticals	4.2%
Oil, Gas & Consumable Fuels	3.8%
Broadline Retail	3.7%
Capital Markets	2.9%
Insurance	2.8%
Aerospace & Defense	2.6%
Banks	2.6%
Health Care Equipment & Supplies	2.4%
Automobiles	2.4%
Biotechnology	1.9%
Life Sciences Tools & Services	1.8%
Consumer Staples Distribution & Retail	1.7%
Ground Transportation	1.7%
Beverages	1.6%
Health Care Providers & Services	1.6%
Communications Equipment	1.5%
Entertainment	1.5%
Hotels, Restaurants & Leisure	1.3%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	1.3%
Electric Utilities	1.3%
Specialty Retail	1.2%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Household Products	1.1%
Multi-Utilities	1.1%
Machinery	0.9%
Air Freight & Logistics	0.9%
Industrial REITs	0.9%
IT Services	0.8%
Industrial Conglomerates	0.8%
Chemicals	0.8%
Electrical Equipment	0.7%
Passenger Airlines	0.7%
Construction Materials	0.5%
Tobacco	0.5%
Others*	3.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%
* Consists of
Industries
that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code
below
,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Core Fund

SHARE CLASS	R6
NASDAQ	PTMQX
CUSIP	74441J688
MF187ER6

PGIM Real Estate Income Fund
Class A:
PRKAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class A	$164	1.35%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.
MF228EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 3, 2015 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	34.73%	3.03%	4.75% (6/3/2015)
Class A without sales charges	42.57%	4.21%	5.38% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since
Inception
returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the
Indexes
are measured from the
closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	A
NASDAQ	PRKAX
CUSIP	74441J761
MF228EA

PGIM Real Estate Income Fund
Class C:
PRKCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class C	$255	2.11%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.
MF228EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 3, 2015 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	40.57%	3.42%	4.60% (6/3/2015)
Class C without sales charges	41.57%	3.42%	4.60% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index *	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	C
NASDAQ	PRKCX
CUSIP	74441J753
MF228EC

PGIM Real Estate Income Fund
Class Z:
PRKZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class Z	$134	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.
MF228EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 3, 2015 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	43.11%	4.48%	5.67% (6/3/2015)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	13.19%
Custom Blended Index**	27.62%	0.20%	3.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Net Index (80%) and the BofA 7% C
onstr
ained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF
10/31/2024
?

Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOL
DI
NGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	Z
NASDAQ	PRKZX
CUSIP	74441J746
MF228EZ

PGIM Real Estate Income Fund
Class R6:
PRKQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Real Estate Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Real Estate Income Fund—Class R6	$134	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection contributed to the Fund’s performance relative to the Custom Blended Index in several sectors and regions. Within
North America, favorable stock selection, particularly in the data center, health care, and office sectors drove outperformance. Performance benefited as well from stock selection in the industrial sector and an overweighting to mall stocks. Stock selection was also strong in the Asia
Pacific region, most notably in Japan.
■
Stock selection in US hotels detracted from the Fund’s performance, as did an overweight allocation to the US triple-net sector. In Europe, lack of exposure to Germany undermined relative performance, while in Asia, an overweight position in Singapore dragged on returns.
MF228ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	42.84%	4.46%	6.54% (12/28/2016)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	14.66%
Custom Blended Index**	27.62%	0.20%	3.30%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The Fund's Custom Blended Index is a model portfolio consisting of the FTSE EPRA/NAREIT
Developed
Net Index (80%) and the BofA 7% Constrained REIT Preferred Securities
Index (20%).

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 52,315,769
Number of fund holdings	37
Total advisory fees paid for the year	$ 249,258
Portfolio turnover rate for the year	112%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S H
OLDIN
GS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	30.0%
Specialized REITs	17.9%
Health Care REITs	12.4%
Office REITs	9.5%
Industrial REITs	9.3%
Diversified REITs	8.0%
Residential REITs	5.7%
Health Care Facilities	3.1%
Hotel & Resort REITs	2.8%
Sector Classification	% of Net Assets
Real Estate Operating Companies	0.8%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.2%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Real Estate Income Fund

SHARE CLASS	R6
NASDAQ	PRKQX
CUSIP	74441J670
MF228ER6

PGIM Select Real Estate Fund
Class A:
SREAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class A	$153	1.31%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.
MF223EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	25.98%	3.06%	5.88%
Class A without sales charges	33.31%	4.24%	6.48%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024
?

Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	A
NASDAQ	SREAX
CUSIP	74441J811
MF223EA

PGIM Select Real Estate Fund
Class C:
SRECX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class C	$240	2.07%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.
MF223EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	31.33%	3.48%	5.68%
Class C without sales charges	32.33%	3.48%	5.68%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%
WHAT ARE SOME CHARACTERISTICS OF
THE
FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	C
NASDAQ	SRECX
CUSIP	74441J795
MF223EC

PGIM Select Real Estate Fund
Class Z:
SREZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class Z	$124	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.
MF223EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	33.56%	4.50%	6.74%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less
than
0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	Z
NASDAQ	SREZX
CUSIP	74441J779
MF223EZ

PGIM Select Real Estate Fund
Class R6:
SREQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Select Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Select Real Estate Fund—Class R6	$121	1.04%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors begin to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection across all regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Net Index.
Within North America, favorable stock selection, particularly in the data center, health care, triple-net and office sectors, drove outperformance.
Stock selection was also strong in the Asia Pacific region, most notably in Japan and Australia.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.
MF223ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	33.63%	4.57%	6.77%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 206,627,780
Number of fund holdings	47
Total advisory fees paid for the year	$ 1,373,764
Portfolio turnover rate for the year	142%
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’
S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States	66.5%
Japan	8.0%
Australia	6.5%
United Kingdom	4.1%
Singapore	2.5%
Hong Kong	2.5%
Germany	2.1%
Canada	1.9%
Sweden	1.7%
Country Allocation	% of Net Assets
France	1.6%
Spain	1.5%
Belgium	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less
than 0
.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
For the year ended October 31, 2024, the total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares increased from 0.93% in the year ended October 31, 2023 to 1.04% primarily due to a decrease in the Fund’s average net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
 or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Select Real Estate Fund

SHARE CLASS	R6
NASDAQ	SREQX
CUSIP	74441J787
MF223ER6

PGIM Absolute Return Bond Fund
Class A:
PADAX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class A	$99	0.95%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.
MF213EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: O cto ber 31, 2014 to Octobe r 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.07%	2.52%	2.79%
Class A without sales charges	8.60%	3.20%	3.13%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	A
NASDAQ	PADAX
CUSIP	74441J852
MF213EA

PGIM Absolute Return Bond Fund
Class C:
PADCX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class C	$183	1.76%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.
MF213EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.85%	2.43%	2.35%
Class C without sales charges	7.85%	2.43%	2.35%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2
0
24?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	C
NASDAQ	PADCX
CUSIP	74441J845
MF213EC

PGIM Absolute Return Bond Fund
Class Z:
PADZX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Absolute Return Bond Fund (the “Fund”) for the
period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class Z	$76	0.73%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.
MF213EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.84%	3.46%	3.39%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2
0
24?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	Z
NASDAQ	PADZX
CUSIP	74441J829
MF213EZ

PGIM Absolute Return Bond Fund
Class R6:
PADQX
ANNUAL SHAREHOLDER REPORT – October 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Absolute Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Absolute Return Bond Fund—Class R6	$67	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the ICE BofA US 3-Month Treasury Bill Index during the reporting period:
positioning in US investment grade corporates, emerging markets high yield, non-agency commercial mortgage-backed securities
(CMBS) AA-and-below, and collateralized loan obligations (CLOs) AA; security selection in US Treasuries, US high yield corporates, and non-agency mortgage-backed securities (MBS); allocations to the CLOs AAA, MBS, and asset-backed securities sectors; and credit positioning in banking, cable & satellite, health care & pharmaceuticals, retailers & restaurants, midstream energy, consumer non-cyclicals, and electric utilities.
■
The following detracted most from relative performance during the reporting period: yield curve positioning; security selection in British pound sterling-denominated high yield corporates and European high yield corporates; duration positioning; and allocations to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure, and forward currency exchange contracts were used to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on relative performance.
MF213ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	9.06%	3.56%	3.45%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 2,707,959,712
Number of fund holdings	1,007
Total advisory fees paid for the year	$ 12,021,092
Portfolio turnover rate for the year	77%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
2
4?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	18.6
AA	35.4
A	10.9
BBB	16.5
BB	7.3
B	5.2
CCC	1.4
CC	0.2
C	0.1
D	0.4
Not Rated	6.3
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Absolute Return Bond Fund

SHARE CLASS	R6
NASDAQ	PADQX
CUSIP	74441J837
MF213ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $171,622 and $161,544, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2024 and October 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)  Not applicable.

(j)  Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11	(Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Quant Solutions Large-Cap Core Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Large-Cap Core Fund	2
PGIM Real Estate Income Fund	24
PGIM Select Real Estate Fund	37
Notes to Financial Statements	49

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

GS—Goldman Sachs & Co. LLC

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 2.6%

Axon Enterprise, Inc.*	700	$296,450
General Dynamics Corp.	13,600	3,965,896
General Electric Co.	10,800	1,855,224
Howmet Aerospace, Inc.	17,100	1,705,212
L3Harris Technologies, Inc.	21,100	5,221,617
Lockheed Martin Corp.	6,800	3,713,140
Northrop Grumman Corp.	4,400	2,239,688
RTX Corp.	37,100	4,488,729

		23,485,956

Air Freight & Logistics 0.9%

FedEx Corp.	18,300	5,011,455
United Parcel Service, Inc. (Class B Stock)	24,000	3,217,440

		8,228,895

Automobiles 2.3%

Ford Motor Co.	429,700	4,421,613
General Motors Co.	116,000	5,888,160
Tesla, Inc.*	43,100	10,768,535

		21,078,308

Banks 2.6%

Bank of America Corp.	72,900	3,048,678
BankUnited, Inc.	9,100	321,594
Citigroup, Inc.	23,000	1,475,910
Citizens Financial Group, Inc.	41,400	1,743,768
JPMorgan Chase & Co.	52,781	11,713,160
PNC Financial Services Group, Inc. (The)	1,500	282,405
Popular, Inc. (Puerto Rico)	10,900	972,607
Truist Financial Corp.	77,600	3,340,680

		22,898,802

Beverages 1.6%

Coca-Cola Co. (The)	120,200	7,850,262
Keurig Dr. Pepper, Inc.	97,300	3,206,035
PepsiCo, Inc.	22,100	3,670,368

		14,726,665

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 1.9%

AbbVie, Inc.	32,951	$6,717,720
Amgen, Inc.	9,600	3,073,536
Biogen, Inc.*	24,300	4,228,200
Gilead Sciences, Inc.	19,000	1,687,580
Travere Therapeutics, Inc.*	78,800	1,379,000

		17,086,036

Broadline Retail 3.7%

Amazon.com, Inc.*	176,040	32,813,856
eBay, Inc.	9,000	517,590

		33,331,446

Building Products 0.2%

Resideo Technologies, Inc.*	92,700	1,823,409

Capital Markets 2.9%

Bank of New York Mellon Corp. (The)	42,500	3,202,800
BGC Group, Inc. (Class A Stock)	67,700	634,349
Blackrock, Inc.	700	686,721
Goldman Sachs Group, Inc. (The)	9,500	4,919,005
Intercontinental Exchange, Inc.	16,700	2,603,029
Janus Henderson Group PLC	37,900	1,565,649
Morgan Stanley	16,500	1,918,125
MSCI, Inc.	4,700	2,684,640
S&P Global, Inc.	14,700	7,061,292
State Street Corp.	4,600	426,880

		25,702,490

Chemicals 0.8%

International Flavors & Fragrances, Inc.	18,100	1,799,683
LyondellBasell Industries NV (Class A Stock)	8,700	755,595
PPG Industries, Inc.	2,200	273,922
Sherwin-Williams Co. (The)	11,100	3,982,347

		6,811,547

Commercial Services & Supplies 0.4%

Veralto Corp.	35,100	3,586,869

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 3

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 1.5%

Arista Networks, Inc.*	17,200	$6,646,768
Cisco Systems, Inc.	131,782	7,217,700

		13,864,468

Construction Materials 0.5%

CRH PLC	50,000	4,771,500

Consumer Finance 0.1%

LendingClub Corp.*	33,100	469,358

Consumer Staples Distribution & Retail 1.7%

Costco Wholesale Corp.	3,500	3,059,630
Target Corp.	37,200	5,581,488
United Natural Foods, Inc.*	136,300	2,772,342
Walmart, Inc.	45,700	3,745,115

		15,158,575

Diversified Consumer Services 0.3%

Frontdoor, Inc.*	54,700	2,718,043

Diversified Telecommunication Services 1.3%

AT&T, Inc.	246,435	5,554,645
Verizon Communications, Inc.	137,800	5,805,514

		11,360,159

Electric Utilities 1.3%

Constellation Energy Corp.	1,700	447,032
NRG Energy, Inc.	38,700	3,498,480
Portland General Electric Co.	23,400	1,109,160
TXNM Energy, Inc.	24,400	1,062,376
Xcel Energy, Inc.	77,400	5,171,094

		11,288,142

Electrical Equipment 0.7%

Acuity Brands, Inc.	1,200	360,828

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)

Eaton Corp. PLC	15,500	$5,139,490
Vertiv Holdings Co. (Class A Stock)	6,100	666,669

		6,166,987

Electronic Equipment, Instruments & Components 0.2%

Amphenol Corp. (Class A Stock)	28,400	1,903,368

Entertainment 1.5%

Electronic Arts, Inc.	4,800	724,080
Netflix, Inc.*	14,600	11,038,038
Walt Disney Co. (The)	20,700	1,991,340

		13,753,458

Financial Services 4.5%

Berkshire Hathaway, Inc. (Class B Stock)*	23,674	10,675,080
Fidelity National Information Services, Inc.	34,000	3,050,820
Fiserv, Inc.*	1,400	277,060
Mastercard, Inc. (Class A Stock)	21,700	10,841,103
PayPal Holdings, Inc.*	92,800	7,359,040
Visa, Inc. (Class A Stock)	28,125	8,152,031

		40,355,134

Food Products 0.4%

Archer-Daniels-Midland Co.	23,200	1,280,872
General Mills, Inc.	4,000	272,080
Hain Celestial Group, Inc. (The)*	47,100	411,183
Ingredion, Inc.	12,600	1,672,776

		3,636,911

Ground Transportation 1.7%

CSX Corp.	166,900	5,614,516
Norfolk Southern Corp.	1,800	450,774
Uber Technologies, Inc.*	99,400	7,161,770
Union Pacific Corp.	8,100	1,879,767

		15,106,827

Health Care Equipment & Supplies 2.3%

Abbott Laboratories	72,500	8,219,325

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 5

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Becton, Dickinson & Co.	16,600	$3,877,594
Boston Scientific Corp.*	52,200	4,385,844
Intuitive Surgical, Inc.*	5,900	2,972,656
Medtronic PLC	18,200	1,624,350

		21,079,769

Health Care Providers & Services 1.6%

Cardinal Health, Inc.	5,900	640,268
Centene Corp.*	6,800	423,368
Cigna Group (The)	17,200	5,414,732
Quest Diagnostics, Inc.	18,000	2,786,940
UnitedHealth Group, Inc.	8,400	4,741,800

		14,007,108

Health Care REITs 0.3%

Ventas, Inc.	36,000	2,357,640

Hotels, Restaurants & Leisure 1.3%

Bloomin’ Brands, Inc.	25,000	414,750
Chipotle Mexican Grill, Inc.*	51,400	2,866,578
Darden Restaurants, Inc.	13,300	2,128,266
Dave & Buster’s Entertainment, Inc.*	87,700	3,238,761
Life Time Group Holdings, Inc.*	24,500	545,860
McDonald’s Corp.	7,600	2,220,036

		11,414,251

Household Products 1.1%

Colgate-Palmolive Co.	68,000	6,372,280
Energizer Holdings, Inc.	16,700	535,569
Procter & Gamble Co. (The)	16,886	2,789,229

		9,697,078

Independent Power & Renewable Electricity Producers 0.0%

AES Corp. (The)	16,400	270,436

Industrial Conglomerates 0.8%

3M Co.	55,900	7,181,473

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Industrial REITs 0.9%

Americold Realty Trust, Inc.	10,200	$261,936
LXP Industrial Trust	139,800	1,319,712
Prologis, Inc.	55,500	6,268,170

		7,849,818

Insurance 2.8%

Allstate Corp. (The)	25,300	4,718,956
Assurant, Inc.	11,700	2,242,890
Genworth Financial, Inc. (Class A Stock)*	162,000	1,091,880
Marsh & McLennan Cos., Inc.	12,900	2,815,296
MetLife, Inc.	75,600	5,928,552
Progressive Corp. (The)	31,900	7,746,277
Willis Towers Watson PLC	2,300	695,037

		25,238,888

Interactive Media & Services 6.8%

Alphabet, Inc. (Class A Stock)	124,680	21,333,995
Alphabet, Inc. (Class C Stock)	105,860	18,280,963
Meta Platforms, Inc. (Class A Stock)	37,080	21,045,867

		60,660,825

IT Services 0.8%

Cognizant Technology Solutions Corp. (Class A Stock)	37,600	2,804,584
International Business Machines Corp.	21,330	4,409,338

		7,213,922

Life Sciences Tools & Services 1.8%

Danaher Corp.	23,700	5,822,142
Illumina, Inc.*	13,100	1,888,234
Thermo Fisher Scientific, Inc.	15,814	8,639,505

		16,349,881

Machinery 0.9%

Allison Transmission Holdings, Inc.	22,500	2,404,350
Flowserve Corp.	54,000	2,842,560
Mueller Water Products, Inc. (Class A Stock)	20,800	449,072

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 7

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Tennant Co.	13,500	$1,182,060
Terex Corp.	29,300	1,515,103

		8,393,145

Metals & Mining 0.1%

Freeport-McMoRan, Inc.	27,400	1,233,548

Mortgage Real Estate Investment Trusts (REITs) 0.1%

MFA Financial, Inc.	78,300	962,307

Multi-Utilities 1.1%

Avista Corp.	90,600	3,395,688
Black Hills Corp.	43,500	2,574,765
DTE Energy Co.	28,000	3,478,160

		9,448,613

Oil, Gas & Consumable Fuels 3.8%

Cheniere Energy, Inc.	16,100	3,081,218
Chevron Corp.	4,800	714,336
ConocoPhillips	37,600	4,118,704
Devon Energy Corp.	88,100	3,407,708
Diamondback Energy, Inc.	26,800	4,737,436
Exxon Mobil Corp.	80,800	9,435,824
Phillips 66	38,600	4,702,252
Valero Energy Corp.	11,500	1,492,240
Williams Cos., Inc. (The)	39,900	2,089,563

		33,779,281

Passenger Airlines 0.6%

Alaska Air Group, Inc.*	9,900	474,309
SkyWest, Inc.*	23,300	2,218,160
United Airlines Holdings, Inc.*	40,200	3,146,052

		5,838,521

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	37,300	2,080,221
Elanco Animal Health, Inc.*	86,200	1,089,568
Eli Lilly & Co.	17,600	14,603,424

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Johnson & Johnson	66,958	$10,703,906
Merck & Co., Inc.	83,100	8,502,792
Pfizer, Inc.	20,400	577,320

		37,557,231

Real Estate Management & Development 0.2%

Jones Lang LaSalle, Inc.*	6,300	1,707,048

Residential REITs 0.4%

Equity Residential	53,600	3,771,832

Semiconductors & Semiconductor Equipment 11.5%

Applied Materials, Inc.	22,600	4,103,708
Broadcom, Inc.	61,200	10,389,924
Lam Research Corp.	38,800	2,884,780
Micron Technology, Inc.	55,200	5,500,680
NVIDIA Corp.	502,300	66,685,348
NXP Semiconductors NV (China)	5,800	1,360,100
Onto Innovation, Inc.*	4,700	932,151
Qorvo, Inc.*	9,000	641,340
QUALCOMM, Inc.	51,000	8,301,270
Skyworks Solutions, Inc.	14,700	1,287,426
Synaptics, Inc.*	12,400	851,508
Teradyne, Inc.	4,900	520,429

		103,458,664

Software 9.6%

ACI Worldwide, Inc.*	8,700	428,040
Adobe, Inc.*	7,300	3,489,984
Autodesk, Inc.*	7,800	2,213,640
Crowdstrike Holdings, Inc. (Class A Stock)*	1,500	445,305
Gitlab, Inc. (Class A Stock)*	9,600	516,000
Informatica, Inc. (Class A Stock)*	72,800	1,987,440
Intapp, Inc.*	35,100	1,760,967
Intuit, Inc.	2,100	1,281,630
Microsoft Corp.	126,984	51,599,948
Oracle Corp.	8,400	1,409,856
Roper Technologies, Inc.	600	322,638
Salesforce, Inc.	30,300	8,828,511
ServiceNow, Inc.*	8,300	7,743,817

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 9

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Verint Systems, Inc.*	116,600	$2,483,580
Workday, Inc. (Class A Stock)*	3,600	841,860
Zoom Video Communications, Inc. (Class A Stock)*	6,000	448,440

		85,801,656

Specialized REITs 0.3%

American Tower Corp.	2,500	533,850
Equinix, Inc.	1,200	1,089,696
Outfront Media, Inc.	19,300	342,768
Public Storage	2,200	723,932

		2,690,246

Specialty Retail 1.2%

Home Depot, Inc. (The)	16,700	6,575,625
Lowe’s Cos., Inc.	15,700	4,110,731
ODP Corp. (The)*	11,400	353,742

		11,040,098

Technology Hardware, Storage & Peripherals 8.1%

Apple, Inc.	302,380	68,310,666
Hewlett Packard Enterprise Co.	244,600	4,767,254

		73,077,920

Textiles, Apparel & Luxury Goods 0.3%

G-III Apparel Group Ltd.*	70,500	2,134,740
Wolverine World Wide, Inc.	28,600	440,154

		2,574,894

Tobacco 0.5%

Altria Group, Inc.	75,000	4,084,500

Wireless Telecommunication Services 0.3%

T-Mobile US, Inc.	10,600	2,365,496

TOTAL LONG-TERM INVESTMENTS (cost $570,577,829)		890,419,442

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Description			Shares	Value

SHORT-TERM INVESTMENTS 1.3%

AFFILIATED MUTUAL FUND 1.2%

PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $10,504,394)(wb)			10,504,394	$10,504,394

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $844,628)	4.799%	12/19/24	850	844,843

TOTAL SHORT-TERM INVESTMENTS (cost $11,349,022)				11,349,237

TOTAL INVESTMENTS 100.6% (cost $581,926,851)				901,768,679
Liabilities in excess of other assets(z) (0.6)%				(5,158,537)

NET ASSETS 100.0%				$896,610,142

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	S&P 500 E-Mini Index	Dec. 2024	$11,477,000	$96,026

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 11

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$844,843

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$23,485,956	$—	$—
Air Freight & Logistics	8,228,895	—	—
Automobiles	21,078,308	—	—
Banks	22,898,802	—	—
Beverages	14,726,665	—	—
Biotechnology	17,086,036	—	—
Broadline Retail	33,331,446	—	—
Building Products	1,823,409	—	—
Capital Markets	25,702,490	—	—
Chemicals	6,811,547	—	—
Commercial Services & Supplies	3,586,869	—	—
Communications Equipment	13,864,468	—	—
Construction Materials	4,771,500	—	—
Consumer Finance	469,358	—	—
Consumer Staples Distribution & Retail	15,158,575	—	—
Diversified Consumer Services	2,718,043	—	—
Diversified Telecommunication Services	11,360,159	—	—
Electric Utilities	11,288,142	—	—
Electrical Equipment	6,166,987	—	—
Electronic Equipment, Instruments & Components	1,903,368	—	—
Entertainment	13,753,458	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Financial Services	$40,355,134	$—	$—
Food Products	3,636,911	—	—
Ground Transportation	15,106,827	—	—
Health Care Equipment & Supplies	21,079,769	—	—
Health Care Providers & Services.	14,007,108	—	—
Health Care REITs	2,357,640	—	—
Hotels, Restaurants & Leisure	11,414,251	—	—
Household Products.	9,697,078	—	—
Independent Power & Renewable Electricity Producers	270,436	—	—
Industrial Conglomerates	7,181,473	—	—
Industrial REITs	7,849,818	—	—
Insurance	25,238,888	—	—
Interactive Media & Services.	60,660,825	—	—
IT Services	7,213,922	—	—
Life Sciences Tools & Services	16,349,881	—	—
Machinery	8,393,145	—	—
Metals & Mining	1,233,548	—	—
Mortgage Real Estate Investment Trusts (REITs)	962,307	—	—
Multi-Utilities	9,448,613	—	—
Oil, Gas & Consumable Fuels	33,779,281	—	—
Passenger Airlines	5,838,521	—	—
Pharmaceuticals	37,557,231	—	—
Real Estate Management & Development	1,707,048	—	—
Residential REITs	3,771,832	—	—
Semiconductors & Semiconductor Equipment	103,458,664	—	—
Software	85,801,656	—	—
Specialized REITs	2,690,246	—	—
Specialty Retail	11,040,098	—	—
Technology Hardware, Storage & Peripherals	73,077,920	—	—
Textiles, Apparel & Luxury Goods	2,574,894	—	—
Tobacco.	4,084,500	—	—
Wireless Telecommunication Services.	2,365,496	—	—
Short-Term Investments
Affiliated Mutual Fund	10,504,394	—	—
U.S. Treasury Obligation	—	844,843	—

Total	$900,923,836	$844,843	$—

Other Financial Instruments*
Assets
Futures Contracts	$96,026	$—	$—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 13

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

Semiconductors & Semiconductor Equipment	11.5%
Software	9.6
Technology Hardware, Storage & Peripherals	8.1
Interactive Media & Services	6.8
Financial Services	4.5
Pharmaceuticals	4.2
Oil, Gas & Consumable Fuels	3.8
Broadline Retail	3.7
Capital Markets	2.9
Insurance	2.8
Aerospace & Defense	2.6
Banks	2.6
Health Care Equipment & Supplies	2.3
Automobiles	2.3
Biotechnology	1.9
Life Sciences Tools & Services	1.8
Consumer Staples Distribution & Retail	1.7
Ground Transportation	1.7
Beverages	1.6
Health Care Providers & Services	1.6
Communications Equipment	1.5
Entertainment	1.5
Hotels, Restaurants & Leisure	1.3
Diversified Telecommunication Services	1.3
Electric Utilities	1.3
Specialty Retail	1.2
Affiliated Mutual Fund	1.2
Household Products	1.1
Multi-Utilities	1.1
Machinery	0.9
Air Freight & Logistics	0.9
Industrial REITs	0.9

IT Services	0.8%
Industrial Conglomerates	0.8
Chemicals	0.8
Electrical Equipment	0.7
Passenger Airlines	0.6
Construction Materials	0.5
Tobacco	0.5
Residential REITs	0.4
Food Products	0.4
Commercial Services & Supplies	0.4
Diversified Consumer Services	0.3
Specialized REITs	0.3
Textiles, Apparel & Luxury Goods	0.3
Wireless Telecommunication Services	0.3
Health Care REITs	0.3
Electronic Equipment, Instruments & Components	0.2
Building Products	0.2
Real Estate Management & Development	0.2
Metals & Mining	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
U.S. Treasury Obligations	0.1
Consumer Finance	0.1
Independent Power & Renewable Electricity Producers	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Schedule of Investments (continued)

as of October 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$96,026	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,437,710

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$828,347

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,507,963

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 15

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $571,422,457)	$891,264,285
Affiliated investments (cost $10,504,394)	10,504,394
Dividends and interest receivable	496,571
Receivable for Fund shares sold	471,477
Prepaid expenses	8,033

Total Assets	902,744,760

Liabilities
Payable for Fund shares purchased	5,406,558
Due to broker—variation margin futures	227,000
Management fee payable	203,591
Accrued expenses and other liabilities	128,317
Distribution fee payable	125,050
Affiliated transfer agent fee payable	41,649
Trustees’ fees payable	2,453

Total Liabilities	6,134,618

Net Assets	$896,610,142

Net assets were comprised of:
Shares of beneficial interest, at par	$39,305
Paid-in capital in excess of par	489,236,672
Total distributable earnings (loss)	407,334,165

Net assets, October 31, 2024	$896,610,142

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A
Net asset value and redemption price per share, ($524,581,446 ÷ 23,337,494 shares of beneficial interest issued and outstanding)	$22.48
Maximum sales charge (5.50% of offering price)	1.31

Maximum offering price to public	$23.79

Class C
Net asset value, offering price and redemption price per share, ($13,238,688 ÷ 694,543 shares of beneficial interest issued and outstanding)	$19.06

Class Z
Net asset value, offering price and redemption price per share, ($34,831,487 ÷ 1,487,639 shares of beneficial interest issued and outstanding)	$23.41

Class R6
Net asset value, offering price and redemption price per share, ($323,958,521 ÷ 13,784,981 shares of beneficial interest issued and outstanding)	$23.50

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 17

PGIM Quant Solutions Large-Cap Core Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $7,291 foreign withholding tax)	$11,300,636
Affiliated dividend income	721,095
Interest income	45,478
Income from securities lending, net (including affiliated income of $5,295)	5,322

Total income	12,072,531

Expenses
Management fee	2,907,221
Distribution fee(a)	1,638,727
Transfer agent’s fees and expenses (including affiliated expense of $246,968)(a)	558,353
Registration fees(a)	96,059
Custodian and accounting fees	81,056
Shareholders’ reports	59,645
Professional fees	42,984
Audit fee	24,910
Trustees’ fees	21,816
Miscellaneous	28,927

Total expenses	5,459,698
Less: Fee waiver and/or expense reimbursement(a)	(365,106)
Distribution fee waiver(a)	(249,229)

Net expenses	4,845,363

Net investment income (loss)	7,227,168

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $555)	81,051,234
Futures transactions	2,437,710

83,488,944

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(262))	164,844,684
Futures	828,347

165,673,031

Net gain (loss) on investment transactions	249,161,975

Net Increase (Decrease) In Net Assets Resulting From Operations	$256,389,143

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,495,375	143,352	—	—
Transfer agent’s fees and expenses	504,103	23,958	27,963	2,329
Registration fees	33,046	19,423	22,241	21,349
Fee waiver and/or expense reimbursement	(188,296)	(34,994)	(31,079)	(110,737)
Distribution fee waiver	(249,229)	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,227,168	$7,723,328
Net realized gain (loss) on investment transactions	83,488,944	18,338,002
Net change in unrealized appreciation (depreciation) on investments	165,673,031	36,328,490

Net increase (decrease) in net assets resulting from operations	256,389,143	62,389,820

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,634,208)	(9,633,764)
Class C	(513,234)	(322,443)
Class Z	(838,560)	(535,641)
Class R6	(7,877,677)	(6,152,130)

	(24,863,679)	(16,643,978)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	154,726,965	77,334,909
Net asset value of shares issued in reinvestment of dividends and distributions	24,632,216	16,494,157
Cost of shares purchased	(216,469,945)	(113,888,922)

Net increase (decrease) in net assets from Fund share transactions	(37,110,764)	(20,059,856)

Total increase (decrease)	194,414,700	25,685,986

Net Assets:
Beginning of year	702,195,442	676,509,456

End of year	$896,610,142	$702,195,442

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 19

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.80	$15.75	$21.09	$15.17	$15.17
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.16	0.18	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	6.17	1.26	(2.46)	6.14	0.43
Total from investment operations	6.32	1.42	(2.28)	6.30	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.19)	(0.17)	(0.19)	(0.19)
Distributions from net realized gains	(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(0.64)	(0.37)	(3.06)	(0.38)	(0.62)
Net asset value, end of year	$22.48	$16.80	$15.75	$21.09	$15.17
Total Return(b):	38.49%	9.16%	(12.84)%	42.24%	4.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$524,581	$412,198	$411,798	$522,601	$382,165
Average net assets (000)	$498,458	$423,340	$468,874	$475,322	$389,009
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	0.72%	0.72%	0.72%	0.72%
Expenses before waivers and/or expense reimbursement	0.79%	0.83%	0.83%	0.81%	0.83%
Net investment income (loss)	0.75%	0.97%	1.03%	0.84%	1.26%
Portfolio turnover rate(d)	113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.35	$13.51	$18.52	$13.38	$13.46
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.04	0.05	0.02	0.07
Net realized and unrealized gain (loss) on investment transactions	5.25	1.08	(2.11)	5.42	0.38
Total from investment operations	5.26	1.12	(2.06)	5.44	0.45
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.10)	(0.06)	(0.11)	(0.10)
Distributions from net realized gains	(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(0.55)	(0.28)	(2.95)	(0.30)	(0.53)
Net asset value, end of year	$19.06	$14.35	$13.51	$18.52	$13.38
Total Return(b):	37.45%	8.37%	(13.46)%	41.25%	3.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$13,239	$13,876	$15,992	$22,453	$21,047
Average net assets (000)	$14,335	$15,468	$19,087	$22,342	$24,287
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44%	1.44%	1.44%	1.44%	1.44%
Expenses before waivers and/or expense reimbursement	1.68%	1.65%	1.65%	1.59%	1.59%
Net investment income (loss)	0.03%	0.27%	0.30%	0.14%	0.56%
Portfolio turnover rate(d)	113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 21

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.47	$16.38	$21.79	$15.67	$15.65
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21	0.24	0.21	0.23
Net realized and unrealized gain (loss) on investment transactions	6.41	1.31	(2.55)	6.32	0.44
Total from investment operations	6.62	1.52	(2.31)	6.53	0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.25)	(0.21)	(0.22)	(0.22)
Distributions from net realized gains	(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(0.68)	(0.43)	(3.10)	(0.41)	(0.65)
Net asset value, end of year	$23.41	$17.47	$16.38	$21.79	$15.67
Total Return(b):	38.82%	9.43%	(12.54)%	42.44%	4.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$34,831	$21,379	$20,647	$25,663	$47,730
Average net assets (000)	$28,654	$21,455	$23,609	$60,616	$64,099
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.45%	0.46%	0.42%	0.49%	0.48%
Expenses before waivers and/or expense reimbursement	0.56%	0.54%	0.54%	0.55%	0.55%
Net investment income (loss)	1.00%	1.22%	1.34%	1.10%	1.54%
Portfolio turnover rate(d)	113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.53	$16.42	$21.86	$15.70	$15.68
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.23	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investment transactions	6.43	1.31	(2.56)	6.36	0.44
Total from investment operations	6.67	1.54	(2.31)	6.59	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.24)	(0.24)	(0.24)
Distributions from net realized gains	(0.46)	(0.18)	(2.89)	(0.19)	(0.43)
Total dividends and distributions	(0.70)	(0.43)	(3.13)	(0.43)	(0.67)
Net asset value, end of year	$23.50	$17.53	$16.42	$21.86	$15.70
Total Return(b):	39.00%	9.56%	(12.52)%	42.79%	4.39%

Ratios/Supplemental Data:
Net assets, end of year (000)	$323,959	$254,742	$228,073	$295,432	$132,446
Average net assets (000)	$289,187	$248,145	$258,329	$204,016	$105,498
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.39%	0.39%	0.39%	0.38%	0.40%
Net investment income (loss)	1.10%	1.33%	1.38%	1.17%	1.60%
Portfolio turnover rate(d)	113%	96%	98%	101%	92%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund 23

PGIM Real Estate Income Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 79.8%

Diversified REITs 5.5%
British Land Co. PLC (The) (United Kingdom)	118,779	$611,231
Broadstone Net Lease, Inc.	128,827	2,266,067

		2,877,298

Health Care Facilities 3.1%
Chartwell Retirement Residences (Canada), UTS	144,653	1,625,898

Health Care REITs 12.4%
American Healthcare REIT, Inc.	98,553	2,621,510
CareTrust REIT, Inc.	71,338	2,330,612
Sila Realty Trust, Inc.	61,373	1,545,372

		6,497,494

Industrial REITs 7.4%
CapitaLand Ascendas REIT (Singapore)	440,081	891,828
Frasers Logistics & Commercial Trust (Singapore)	1,625,383	1,309,864
LXP Industrial Trust	178,309	1,683,237

		3,884,929

Office REITs 5.7%
Kilroy Realty Corp.	38,433	1,545,776
Piedmont Office Realty Trust, Inc. (Class A Stock)	144,847	1,439,779

		2,985,555

Real Estate Operating Companies 0.8%
Swire Properties Ltd. (Hong Kong)	210,956	429,337

Residential REITs 5.7%
Sun Communities, Inc.	7,943	1,053,877
UDR, Inc.	45,191	1,906,609

		2,960,486

Retail REITs 24.8%
Brixmor Property Group, Inc.	75,557	2,036,261
First Capital Real Estate Investment Trust (Canada)	100,683	1,285,700
Getty Realty Corp.	36,761	1,153,928
Japan Metropolitan Fund Investment Corp. (Japan)	510	313,019

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs (cont’d.)
Link REIT (Hong Kong)	153,501	$715,225
NNN REIT, Inc.	30,517	1,325,658
Realty Income Corp.	10,589	628,669
Scentre Group (Australia)	885,487	2,030,127
Simon Property Group, Inc.	17,940	3,034,013
Supermarket Income REIT PLC (United Kingdom)	475,685	435,141

		12,957,741

Specialized REITs 14.4%
Digital Realty Trust, Inc.	14,800	2,637,804
Iron Mountain, Inc.	11,737	1,452,219
National Storage Affiliates Trust	34,501	1,454,217
VICI Properties, Inc.	61,503	1,953,336

		7,497,576

TOTAL COMMON STOCKS (cost $36,320,563)		41,716,314

PREFERRED STOCKS 19.7%

Diversified REITs 2.5%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	60,110	1,328,431

Hotel & Resort REITs 2.8%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	70,139	1,451,877

Industrial REITs 1.9%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 11/20/24(oo)	43,233	993,927

Office REITs 3.8%
Vornado Realty Trust, Series M, 5.250%, Maturing 11/30/24(oo)	109,023	1,987,489

Retail REITs 5.1%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	135,343	2,670,318

See Notes to Financial Statements.

PGIM Real Estate Income Fund 25

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

PREFERRED STOCKS (Continued)

Specialized REITs 3.6%
EPR Properties, Series G, 5.750%, Maturing 11/30/24(a)(oo)	65,725	$1,440,035
Public Storage, Series H, 5.600%, Maturing 11/30/24(oo)	18,055	451,736

		1,891,771

TOTAL PREFERRED STOCKS
(cost $9,700,532)		10,323,813

TOTAL LONG-TERM INVESTMENTS
(cost $46,021,095)		52,040,127

SHORT-TERM INVESTMENTS 0.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	114,268	114,268
PGIM Institutional Money Market Fund (7-day effective yield 5.096%)
(cost $4,500; includes $4,500 of cash collateral for securities on loan)(b)(wb)	4,503	4,500

TOTAL SHORT-TERM INVESTMENTS
(cost $118,768)		118,768

TOTAL INVESTMENTS 99.7%
(cost $46,139,863)		52,158,895
Other assets in excess of liabilities 0.3%		156,874

NET ASSETS 100.0%		$52,315,769

See the Glossary for a list of the abbreviation(s) used in the annual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,382; cash collateral of $4,500 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$2,266,067	$611,231	$—
Health Care Facilities	1,625,898	—	—
Health Care REITs	6,497,494	—	—
Industrial REITs	1,683,237	2,201,692	—
Office REITs	2,985,555	—	—
Real Estate Operating Companies	—	429,337	—
Residential REITs	2,960,486	—	—
Retail REITs	9,464,229	3,493,512	—
Specialized REITs	7,497,576	—	—
Preferred Stocks
Diversified REITs	1,328,431	—	—
Hotel & Resort REITs	1,451,877	—	—
Industrial REITs	993,927	—	—
Office REITs	1,987,489	—	—
Retail REITs	2,670,318	—	—
Specialized REITs	1,891,771	—	—
Short-Term Investments
Affiliated Mutual Funds	118,768	—	—

Total	$45,423,123	$6,735,772	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Retail REITs	29.9%
Specialized REITs	18.0
Health Care REITs	12.4
Office REITs	9.5
Industrial REITs	9.3
Diversified REITs	8.0
Residential REITs	5.7
Health Care Facilities	3.1
Hotel & Resort REITs	2.8
Real Estate Operating Companies	0.8

Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	0.2%

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

PGIM Real Estate Income Fund 27

PGIM Real Estate Income Fund

Schedule of Investments (continued)

as of October 31, 2024

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,382	$(4,382)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value, including securities on loan of $4,382:
Unaffiliated investments (cost $46,021,095)	$52,040,127
Affiliated investments (cost $118,768)	118,768
Foreign currency, at value (cost $18)	18
Receivable for investments sold	932,321
Dividends receivable	56,705
Receivable for Fund shares sold	38,661
Tax reclaim receivable	29,215
Prepaid expenses	1,383

Total Assets	53,217,198

Liabilities
Payable for investments purchased	786,213
Audit fee payable	35,504
Payable for Fund shares purchased	27,949
Accrued expenses and other liabilities	26,303
Management fee payable	19,461
Payable to broker for collateral for securities on loan	4,500
Trustees’ fees payable	866
Affiliated transfer agent fee payable	379
Distribution fee payable	254

Total Liabilities	901,429

Net Assets	$52,315,769

Net assets were comprised of:
Shares of beneficial interest, at par	$6,493
Paid-in capital in excess of par	45,513,757
Total distributable earnings (loss)	6,795,519

Net assets, October 31, 2024	$52,315,769

See Notes to Financial Statements.

PGIM Real Estate Income Fund 29

PGIM Real Estate Income Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A
Net asset value and redemption price per share, ($744,676 ÷ 92,578 shares of beneficial interest issued and outstanding)	$8.04
Maximum sales charge (5.50% of offering price)	0.47

Maximum offering price to public	$8.51

Class C
Net asset value, offering price and redemption price per share, ($131,303 ÷ 16,327 shares of beneficial interest issued and outstanding)	$8.04

Class Z
Net asset value, offering price and redemption price per share, ($3,712,330 ÷ 459,345 shares of beneficial interest issued and outstanding)	$8.08

Class R6
Net asset value, offering price and redemption price per share, ($47,727,460 ÷ 5,924,883 shares of beneficial interest issued and outstanding)	$8.06

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $35,912 foreign withholding tax)	$2,101,646
Affiliated dividend income	17,133
Income from securities lending, net (including affiliated income of $267)	268

Total income	2,119,047

Expenses
Management fee	335,045
Distribution fee(a)	3,362
Custodian and accounting fees	42,247
Professional fees	41,168
Registration fees(a)	36,017
Audit fee	35,505
Shareholders’ reports	21,927
Trustees’ fees	10,125
Transfer agent’s fees and expenses (including affiliated expense of $2,206)(a)	5,501
Miscellaneous	20,164

Total expenses	551,061
Less: Fee waiver and/or expense reimbursement(a)	(85,787)
Distribution fee waiver(a)	(303)

Net expenses	464,971

Net investment income (loss)	1,654,076

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $15)	3,004,870
Foreign currency transactions	1,192

3,006,062

Net change in unrealized appreciation (depreciation) on:
Investments	9,904,828
Foreign currencies	(56)

9,904,772

Net gain (loss) on investment and foreign currency transactions	12,910,834

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,564,910

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,821	1,541	—	—
Registration fees	7,204	7,854	12,794	8,165
Transfer agent’s fees and expenses	1,594	479	2,920	508
Fee waiver and/or expense reimbursement	(9,455)	(8,513)	(16,601)	(51,218)
Distribution fee waiver	(303)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund 31

PGIM Real Estate Income Fund

Statements of Changes in Net Assets

	Year Ended
	October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,654,076	$927,467
Net realized gain (loss) on investment and foreign currency transactions	3,006,062	(2,804,509)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,904,772	1,511,844

Net increase (decrease) in net assets resulting from operations	14,564,910	(365,198)

Dividends and Distributions
Distributions from distributable earnings
Class A	(23,772)	(23,535)
Class C	(4,672)	(6,131)
Class Z	(54,570)	(24,610)
Class R6	(1,672,200)	(869,841)

	(1,755,214)	(924,117)

Tax return of capital distributions
Class A	—	(4,438)
Class C	—	(1,156)
Class Z	—	(4,641)
Class R6	—	(164,033)

	—	(174,268)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	16,572,671	12,658,309
Net asset value of shares issued in reinvestment of dividends and distributions	1,753,806	1,096,923
Cost of shares purchased	(8,342,612)	(10,859,789)

Net increase (decrease) in net assets from Fund share transactions	9,983,865	2,895,443

Total increase (decrease)	22,793,561	1,431,860

Net Assets:
Beginning of year	29,522,208	28,090,348

End of year	$52,315,769	$29,522,208

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.85	$6.18		$10.26	$7.67	$10.66
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.22		0.32	0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.21	(0.29)		(1.99)	2.70	(2.43)
Total from investment operations	2.47	(0.07)		(1.67)	2.95	(2.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.27)	(0.22)		(0.29)	(0.36)	(0.63)
Tax return of capital distributions	-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.28)	(0.26)		(2.41)	(0.36)	(0.83)
Net asset value, end of year	$8.04	$5.85		$6.18	$10.26	$7.67
Total Return(b):	42.57%	(1.24)%		(20.18)%	38.84%	(21.25)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$745	$524		$738	$1,582	$866
Average net assets (000)	$607	$705		$1,190	$1,428	$796
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	1.36	%(d)	1.35%	1.35%	1.36%
Expenses before waivers and/or expense reimbursement	2.96%	2.79%		2.39%	2.16%	4.78%
Net investment income (loss)	3.74%	3.40%		4.16%	2.56%	3.18%
Portfolio turnover rate(e)	112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 33

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.85		$6.18		$10.26	$7.67	$10.66
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.17		0.20	0.18	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		(0.29)		(1.93)	2.70	(2.45)
Total from investment operations	2.41		(0.12)		(1.73)	2.88	(2.22)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.17)		(0.23)	(0.29)	(0.57)
Tax return of capital distributions	-		(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.01)		-		(2.02)	-	(0.06)
Total dividends and distributions	(0.22)		(0.21)		(2.35)	(0.29)	(0.77)
Net asset value, end of year	$8.04		$5.85		$6.18	$10.26	$7.67
Total Return(b):	41.57%		(2.01)%		(20.81)%	37.84%	(21.86)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$131		$167		$178	$277	$268
Average net assets (000)	$154		$221		$240	$302	$500
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.11	%(d)	2.11	%(d)	2.10%	2.10%	2.11%
Expenses before waivers and/or expense reimbursement	7.63%		5.30%		5.03%	4.27%	6.45%
Net investment income (loss)	3.07%		2.63%		2.65%	1.92%	2.62%
Portfolio turnover rate(e)	112%		92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.87	$6.20		$10.29	$7.69	$10.69
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.26		0.28	0.28	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.22	(0.31)		(1.94)	2.71	(2.49)
Total from investment operations	2.50	(0.05)		(1.66)	2.99	(2.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.24)		(0.31)	(0.39)	(0.65)
Tax return of capital distributions	-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.29)	(0.28)		(2.43)	(0.39)	(0.85)
Net asset value, end of year	$8.08	$5.87		$6.20	$10.29	$7.69
Total Return(b):	43.11%	(0.99)%		(20.03)%	39.19%	(21.08)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,712	$451		$7,024	$10,941	$7,797
Average net assets (000)	$958	$1,033		$7,858	$11,287	$9,743
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.11	%(d)	1.10%	1.10%	1.11%
Expenses before waivers and/or expense reimbursement	2.83%	2.22%		1.34%	1.38%	2.54%
Net investment income (loss)	3.71%	4.08%		3.67%	2.92%	3.81%
Portfolio turnover rate(e)	112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund 35

PGIM Real Estate Income Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.86	$6.19		$10.27	$7.68	$10.67
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.24		0.28	0.27	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.21	(0.29)		(1.93)	2.71	(2.26)
Total from investment operations	2.49	(0.05)		(1.65)	2.98	(2.14)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.24)		(0.31)	(0.39)	(0.65)
Tax return of capital distributions	-	(0.04)		(0.10)	-	(0.14)
Distributions from net realized gains	(0.01)	-		(2.02)	-	(0.06)
Total dividends and distributions	(0.29)	(0.28)		(2.43)	(0.39)	(0.85)
Net asset value, end of year	$8.06	$5.86		$6.19	$10.27	$7.68
Total Return(b):	42.84%	(0.98)%		(19.95)%	39.11%	(21.03)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$47,727	$28,381		$20,150	$29,642	$23,216
Average net assets (000)	$40,162	$23,207		$24,849	$33,597	$675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.12	%(d)	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.23%	1.49%		1.24%	1.15%	3.80%
Net investment income (loss)	3.96%	3.69%		3.72%	2.82%	1.36%
Portfolio turnover rate(e)	112%	92%		90%	201%	235%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments

as of October 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Diversified REITs 7.9%

British Land Co. PLC (The) (United Kingdom)	450,831	$2,319,955

Essential Properties Realty Trust, Inc.	240,720	7,628,416

Merlin Properties Socimi SA (Spain)	269,363	3,005,634

Stockland (Australia)	969,657	3,279,016

		16,233,021

Health Care Providers & Services 1.2%

Chartwell Retirement Residences (Canada), UTS	227,214	2,553,883

Health Care REITs 11.3%

American Healthcare REIT, Inc.	155,444	4,134,811

CareTrust REIT, Inc.	193,805	6,331,609

Welltower, Inc.	95,558	12,888,863

		23,355,283

Hotel & Resort REITs 1.5%

Invincible Investment Corp. (Japan)	7,468	3,041,856

Industrial REITs 14.3%

Americold Realty Trust, Inc.	142,182	3,651,234

Frasers Logistics & Commercial Trust (Singapore)	3,446,306	2,777,310

GLP J-REIT (Japan)	3,675	3,231,505

Goodman Group (Australia)	231,279	5,522,826

Prologis, Inc.	80,395	9,079,811

STAG Industrial, Inc.	88,652	3,304,947

Tritax Big Box REIT PLC (United Kingdom)	1,102,847	2,002,047

		29,569,680

IT Services 0.7%

NEXTDC Ltd. (Australia)*	135,841	1,451,065

Office REITs 5.0%

Kilroy Realty Corp.	100,809	4,054,538

Nippon Building Fund, Inc. (Japan)	2,595	2,225,865

SL Green Realty Corp.	53,583	4,051,411

		10,331,814

See Notes to Financial Statements.

PGIM Select Real Estate Fund 37

PGIM Select Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Management & Development 10.3%

CapitaLand Investment Ltd. (Singapore)	1,082,009	$2,285,841

Catena AB (Sweden)	41,725	1,912,606

Grainger PLC (United Kingdom)	612,294	1,799,096

Mitsui Fudosan Co. Ltd. (Japan)	729,625	6,225,420

Sagax AB (Sweden) (Class B Stock)	69,580	1,676,799

Sun Hung Kai Properties Ltd. (Hong Kong)	212,997	2,306,324

Swire Properties Ltd. (Hong Kong)	324,637	660,701

Vonovia SE (Germany)	131,630	4,315,588

		21,182,375

Residential REITs 9.8%

Killam Apartment Real Estate Investment Trust (Canada)	104,023	1,397,084

Sun Communities, Inc.	30,037	3,985,309

UDR, Inc.	160,221	6,759,724

UNITE Group PLC (The) (United Kingdom)	203,494	2,301,935

Veris Residential, Inc.	355,576	5,856,337

		20,300,389

Retail REITs 16.6%

Agree Realty Corp.	99,668	7,400,349

CapitaLand Integrated Commercial Trust (Singapore)	94,395	143,412

Japan Metropolitan Fund Investment Corp. (Japan)	2,895	1,776,841

Klepierre SA (France)	105,755	3,381,157

Link REIT (Hong Kong)	476,286	2,219,216

Regency Centers Corp.	92,836	6,632,204

Scentre Group (Australia)	1,390,524	3,188,009

Simon Property Group, Inc.	56,920	9,626,310

		34,367,498

Specialized REITs 21.0%

Digital Realty Trust, Inc.	68,487	12,206,438

Equinix, Inc.	14,053	12,761,248

Extra Space Storage, Inc.	57,351	9,365,419

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Iron Mountain, Inc.	54,900	$6,792,777

Shurgard Self Storage Ltd. (Belgium)	52,493	2,247,968

		43,373,850

TOTAL LONG-TERM INVESTMENTS (cost $175,049,737)		205,760,714

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.011%) (cost $847,274)(wb)	847,274	847,274

TOTAL INVESTMENTS 100.0% (cost $175,897,011)		206,607,988

Other assets in excess of liabilities 0.0%		19,792

NET ASSETS 100.0%		$206,627,780

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$13,440,916	$—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 39

PGIM Select Real Estate Fund

Schedule of Investments (continued)

as of October 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Belgium	$—	$2,247,968	$—
Canada	3,950,967	—	—
France	—	3,381,157	—
Germany	—	4,315,588	—
Hong Kong	—	5,186,241	—
Japan	—	16,501,488	—
Singapore	—	5,206,563	—
Spain	—	3,005,634	—
Sweden	—	3,589,405	—
United Kingdom	—	8,423,033	—
United States	136,511,754	—	—
Short-Term Investment
Affiliated Mutual Fund	847,274	—	—

Total	$141,309,995	$65,297,993	$—

Country Allocation:

The country allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

United States	66.4%
Japan	8.0
Australia	6.5
United Kingdom	4.1
Singapore	2.5
Hong Kong	2.5
Germany	2.1
Canada	2.0
Sweden	1.7
France	1.6

Spain	1.5%
Belgium	1.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Assets & Liabilities

as of October 31, 2024

Assets
Investments at value:
Unaffiliated investments (cost $175,049,737)	$205,760,714
Affiliated investments (cost $847,274)	847,274
Foreign currency, at value (cost $9)	9
Receivable for investments sold	2,064,383
Tax reclaim receivable	327,593
Dividends receivable	237,652
Receivable for Fund shares sold	196,387
Prepaid expenses	7,254

Total Assets	209,441,266

Liabilities
Payable for investments purchased	2,343,477
Payable for Fund shares purchased	232,601
Management fee payable	140,003
Accrued expenses and other liabilities	92,829
Distribution fee payable	2,078
Affiliated transfer agent fee payable	1,367
Trustees’ fees payable	1,131

Total Liabilities	2,813,486

Net Assets	$206,627,780

Net assets were comprised of:
Shares of beneficial interest, at par	$15,046
Paid-in capital in excess of par	235,648,652
Total distributable earnings (loss)	(29,035,918)

Net assets, October 31, 2024	$206,627,780

See Notes to Financial Statements.

PGIM Select Real Estate Fund 41

PGIM Select Real Estate Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2024

Class A
Net asset value and redemption price per share,
($3,311,581 ÷ 240,923 shares of beneficial interest issued and outstanding)	$13.75
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.55

Class C
Net asset value, offering price and redemption price per share,
($1,592,272 ÷ 117,495 shares of beneficial interest issued and outstanding)	$13.55

Class Z
Net asset value, offering price and redemption price per share,
($174,960,209 ÷ 12,707,401 shares of beneficial interest issued and outstanding)	$13.77

Class R6
Net asset value, offering price and redemption price per share,
($26,763,718 ÷ 1,980,140 shares of beneficial interest issued and outstanding)	$13.52

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $232,751 foreign withholding tax)	$5,789,613
Affiliated dividend income	62,492
Income from securities lending, net (including affiliated income of $2,703)	3,974

Total income	5,856,079

Expenses
Management fee	1,457,426
Distribution fee(a)	32,940
Transfer agent’s fees and expenses (including affiliated expense of $8,232)(a)	204,429
Custodian and accounting fees	68,144
Registration fees(a)	65,443
Professional fees	42,671
Audit fee	35,616
Shareholders’ reports	33,347
Trustees’ fees	11,797
Miscellaneous	96,022

Total expenses	2,047,835
Less: Fee waiver and/or expense reimbursement(a)	(83,662)
Distribution fee waiver(a)	(2,826)

Net expenses	1,961,347

Net investment income (loss)	3,894,732

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(960))	11,952,557
Foreign currency transactions	(14,587)

11,937,970

Net change in unrealized appreciation (depreciation) on:
Investments	35,984,272
Foreign currencies	(3,236)

35,981,036

Net gain (loss) on investment and foreign currency transactions	47,919,006

Net Increase (Decrease) In Net Assets Resulting From Operations	$51,813,738

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	16,959	15,981	—	—
Transfer agent’s fees and expenses	8,911	2,705	188,850	3,963
Registration fees	12,062	9,882	26,022	17,477
Fee waiver and/or expense reimbursement	(15,482)	(10,953)	(57,227)	—
Distribution fee waiver	(2,826)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 43

PGIM Select Real Estate Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,894,732	$4,804,590
Net realized gain (loss) on investment and foreign currency transactions	11,937,970	(29,329,278)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,981,036	31,047,926

Net increase (decrease) in net assets resulting from operations	51,813,738	6,523,238

Dividends and Distributions
Distributions from distributable earnings
Class A	(146,453)	(171,028)
Class C	(31,688)	(21,353)
Class Z	(4,023,109)	(3,811,369)
Class R6	(721,679)	(1,011,529)

	(4,922,929)	(5,015,279)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	73,538,206	96,110,698
Net asset value of shares issued in reinvestment of dividends and distributions	4,913,737	5,008,295
Cost of shares purchased	(92,467,650)	(188,872,508)

Net increase (decrease) in net assets from Fund share transactions	(14,015,707)	(87,753,515)

Total increase (decrease)	32,875,102	(86,245,556)

Net Assets:
Beginning of year	173,752,678	259,998,234

End of year	$206,627,780	$173,752,678

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.57		$10.84		$15.54	$11.48	$13.18
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.20	(b)	0.14	0.10	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.26		(0.25	)(c)	(4.12)	4.18	(1.16)
Total from investment operations	3.50		(0.05)		(3.98)	4.28	(1.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.22)		(0.22)	(0.22)	(0.43)
Tax return of capital distributions	-		-		(0.04)	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.32)		(0.22)		(0.72)	(0.22)	(0.69)
Net asset value, end of year	$13.75		$10.57		$10.84	$15.54	$11.48
Total Return(d):	33.31%		(0.62)%		(26.71)%	37.61%	(7.90)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,312		$5,278		$10,982	$6,733	$3,878
Average net assets (000)	$5,653		$9,796		$11,632	$4,803	$4,534
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.31	%(f)	1.32	%(f)	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.63%		1.43%		1.44%	1.57%	2.11%
Net investment income (loss)	1.94%		1.73%		1.05%	0.74%	1.26%
Portfolio turnover rate(g)	142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 45

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2024		2023		2022	2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.43		$10.69		$15.33	$11.35		$13.03
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.11	(b)	0.03	(0.01	)(b)	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.21		(0.24	)(c)	(4.05)	4.12		(1.13)
Total from investment operations	3.35		(0.13)		(4.02)	4.11		(1.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.13)		(0.12)	(0.13)		(0.35)
Tax return of capital distributions	-		-		(0.04)	-		-
Distributions from net realized gains	-		-		(0.46)	-		(0.26)
Total dividends and distributions	(0.23)		(0.13)		(0.62)	(0.13)		(0.61)
Net asset value, end of year	$13.55		$10.43		$10.69	$15.33		$11.35
Total Return(d):	32.33%		(1.30)%		(27.25)%	36.64%		(8.60)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,592		$1,617		$1,754	$1,636		$605
Average net assets (000)	$1,598		$1,880		$2,168	$1,021		$532
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.07	%(f)	2.07	%(f)	2.05%	2.05%		2.05%
Expenses before waivers and/or expense reimbursement	2.76%		2.48%		2.56%	2.95%		5.31%
Net investment income (loss)	1.17%		0.96%		0.26%	(0.06)%		0.55%
Portfolio turnover rate(g)	142%		121%		137%	165%		313%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.02% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,

	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.58		$10.86		$15.56	$11.49	$13.20
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.23	(b)	0.18	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.27		(0.26	)(c)	(4.12)	4.19	(1.15)
Total from investment operations	3.54		(0.03)		(3.94)	4.32	(0.99)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.25)		(0.26)	(0.25)	(0.46)
Tax return of capital distributions	-		-		(0.04)	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.35)		(0.25)		(0.76)	(0.25)	(0.72)
Net asset value, end of year	$13.77		$10.58		$10.86	$15.56	$11.49
Total Return(d):	33.56%		(0.37)%		(26.46)%	38.04%	(7.73)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$174,960		$147,176		$171,629	$226,286	$29,056
Average net assets (000)	$149,439		$177,323		$235,834	$126,992	$14,227
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.07	%(f)	1.01%	1.04%	1.05%
Expenses before waivers and/or expense reimbursement	1.10%		1.07%		1.01%	1.04%	1.61%
Net investment income (loss)	2.15%		1.97%		1.29%	0.92%	1.40%
Portfolio turnover rate(g)	142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 47

PGIM Select Real Estate Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2024		2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.40		$10.67		$15.31	$11.31	$13.00
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.24	(b)	0.19	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.20		(0.25	)(c)	(4.06)	4.11	(1.15)
Total from investment operations	3.47		(0.01)		(3.87)	4.26	(0.97)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.26)		(0.27)	(0.26)	(0.46)
Tax return of capital distributions	-		-		(0.04)	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)
Total dividends and distributions	(0.35)		(0.26)		(0.77)	(0.26)	(0.72)
Net asset value, end of year	$13.52		$10.40		$10.67	$15.31	$11.31
Total Return(d):	33.63%		(0.27)%		(26.39)%	38.10%	(7.70)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26,764		$19,682		$75,634	$93,853	$15,686
Average net assets (000)	$25,488		$53,351		$92,466	$57,833	$16,060
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.04	%(f)	0.93%		0.89%	0.94%	1.05%
Expenses before waivers and/or expense reimbursement	1.04%		0.93%		0.89%	0.94%	1.42%
Net investment income (loss)	2.19%		2.11%		1.40%	1.06%	1.56%
Portfolio turnover rate(g)	142%		121%		137%	165%	313%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund (each, a “Fund” and collectively, the “Funds”). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for PGIM Real Estate Income Fund, which is a non-diversified portfolio for purposes of the 1940 Act.

Fund	Investment Objective(s)
PGIM Quant Solutions Large-Cap Core Fund (“Quant Solutions Large-Cap Core”)	To seek long-term growth of capital
PGIM Real Estate Income Fund (“Real Estate Income”)	To seek income and capital appreciation
PGIM Select Real Estate Fund (“Select Real Estate”)	To seek income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit

Notes to Financial Statements (continued)

the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts

Notes to Financial Statements (continued)

actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Notes to Financial Statements (continued)

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Quant Solutions Large-Cap Core:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Each Fund other than Quant Solutions Large-Cap Core:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services. The Manager has entered into subadvisory with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”).

The Manager pays for the services of each subadviser.

Fund	Subadviser(s)

Quant Solutions Large-Cap Core	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) (a wholly-owned subsidiary of PGIM, Inc.)

Real Estate Income	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Select Real Estate	PGIM Real Estate (a business unit of PGIM, Inc.); PGIM Real Estate (UK) Limited (an indirect wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Quant Solutions Large-Cap Core	0.35% of average daily net assets up to and including $5 billion; 0.34% of average daily net assets over $5 billion.	0.35%

Real Estate Income	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

Select Real Estate	0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net asset; 0.75% on the next $5 billion of average daily net assets; 0.74% on average daily net assets exceeding $10 billion.	0.80

The Manager has contractually agreed, through February 28, 2026, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Notes to Financial Statements (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation*	Class Expense Limitation

Quant Solutions Large-Cap Core - Class A	0.35%	0.72%

Quant Solutions Large-Cap Core - Class C	0.35	1.44

Quant Solutions Large-Cap Core - Class Z	0.35	—

Quant Solutions Large-Cap Core - Class R6	0.35	—

Real Estate Income - Class A	—	1.35

Real Estate Income - Class C	—	2.10

Real Estate Income - Class Z	—	1.10

Real Estate Income - Class R6	—	1.10

Select Real Estate - Class A	—	1.30

Select Real Estate - Class C	—	2.05

Select Real Estate - Class Z	—	1.05

Select Real Estate - Class R6	—	1.05

* Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2026 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Quant Solutions Large-Cap Core - Class A	0.30%	0.25%

Fund	Gross Distribution Fee	Net Distribution Fee

Quant Solutions Large-Cap Core - Class C	1.00%	1.00%

Quant Solutions Large-Cap Core - Class Z	N/A	N/A

Quant Solutions Large-Cap Core - Class R6	N/A	N/A

Real Estate Income - Class A	0.30	0.25

Real Estate Income - Class C	1.00	1.00

Real Estate Income - Class Z	N/A	N/A

Real Estate Income - Class R6	N/A	N/A

Select Real Estate - Class A	0.30	0.25

Select Real Estate - Class C	1.00	1.00

Select Real Estate - Class Z	N/A	N/A

Select Real Estate - Class R6	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Quant Solutions Large-Cap Core - Class A	$180,691	$558
Quant Solutions Large-Cap Core - Class C	—	1,023
Real Estate Income - Class A	1,780	—
Real Estate Income - Class C	—	—
Select Real Estate - Class A	2,538	—
Select Real Estate - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund,

Notes to Financial Statements (continued)

earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Large-Cap Core	$920,115,197	$966,510,545
Real Estate Income	56,113,366	46,077,279
Select Real Estate	258,001,454	271,463,056

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Quant Solutions Large-Cap Core:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$10,525,531	$203,100,593	$203,121,730	$ —	$ —	$10,504,394	10,504,394	$721,095

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
10,584,741	37,008,906	47,593,940	(262)	555	—	—	5,295	(2)
$21,110,272	$240,109,499	$250,715,670	$(262)	$555	$10,504,394		$726,390

Real Estate Income:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$114,668	$21,392,530	$21,392,930	$—	$—	$114,268	114,268	$17,133

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
—	6,811,969	6,807,484	—	15	4,500	4,503	267	(2)
$114,668	$28,204,499	$28,200,414	$—	$15	$118,768		$17,400

Select Real Estate:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wb)
$420	$65,027,678	$64,180,824	$—	$ —	$847,274	847,274	$62,492

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wb)
—	27,156,770	27,155,810	—	(960)	—	—	2,703	(2)
$420	$92,184,448	$91,336,634	$—	$(960)	$847,274		$65,195

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Quant Solutions Large-Cap Core	$7,377,567	$17,486,112	$—	$24,863,679
Real Estate Income	1,755,214	—	—	1,755,214
Select Real Estate	4,922,929	—	—	4,922,929

Notes to Financial Statements (continued)

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Quant Solutions Large-Cap Core	$8,973,357	$7,670,621	$ —	$16,643,978
Real Estate Income	924,117	—	174,268	1,098,385
Select Real Estate	5,015,279	—	—	5,015,279

For the year ended October 31, 2024, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Quant Solutions Large-Cap Core	$53,821,268	$37,022,820
Real Estate Income	1,186,185	—
Select Real Estate	800,734	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of October 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Large-Cap Core	$585,374,628	$328,461,468	$(11,971,391)	$316,490,077
Real Estate Income	46,545,720	6,792,492	(1,179,317)	5,613,175
Select Real Estate	179,829,577	34,476,045	(7,697,634)	26,778,411

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Large-Cap Core	$—	$—
Real Estate Income	—	1,903,000
Select Real Estate	56,591,000	8,597,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31,

2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Quant Solutions Large-Cap Core–Class Z	25,110	1.7%
Quant Solutions Large-Cap Core–Class R6	2,772,695	20.1
Real Estate Income–Class R6	4,249,667	71.7
Select Real Estate–Class C	1,319	1.1
Select Real Estate–Class R6	1,367,191	69.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Quant Solutions Large-Cap Core	1	7.3%
Real Estate Income	1	65.4
Select Real Estate	1	8.9
Unaffiliated:
Quant Solutions Large-Cap Core	3	52.7
Real Estate Income	2	32.4
Select Real Estate	4	80.2

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Quant Solutions Large-Cap Core:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	695,150	$13,923,169

Shares issued in reinvestment of dividends and distributions	838,970	15,421,342

Shares purchased	(2,807,283)	(57,390,524)

Net increase (decrease) in shares outstanding before conversion	(1,273,163)	(28,046,013)

Shares issued upon conversion from other share class(es)	208,691	4,274,655

Shares purchased upon conversion into other share class(es)	(132,693)	(2,776,982)

Net increase (decrease) in shares outstanding	(1,197,165)	$(26,548,340)

Year ended October 31, 2023:

Shares sold	535,744	$8,875,073

Shares issued in reinvestment of dividends and distributions	597,462	9,499,642

Shares purchased	(2,779,584)	(46,070,888)

Net increase (decrease) in shares outstanding before conversion	(1,646,378)	(27,696,173)

Shares issued upon conversion from other share class(es)	152,757	2,546,276

Shares purchased upon conversion into other share class(es)	(120,015)	(1,974,533)

Net increase (decrease) in shares outstanding	(1,613,636)	$(27,124,430)

Class C

Year ended October 31, 2024:

Shares sold	50,436	$882,622

Shares issued in reinvestment of dividends and distributions	32,626	512,216

Shares purchased	(120,490)	(2,096,877)

Net increase (decrease) in shares outstanding before conversion	(37,428)	(702,039)

Shares purchased upon conversion into other share class(es)	(234,996)	(4,077,726)

Net increase (decrease) in shares outstanding	(272,424)	$(4,779,765)

Year ended October 31, 2023:

Shares sold	89,439	$1,253,172

Shares issued in reinvestment of dividends and distributions	23,548	321,896

Shares purchased	(153,755)	(2,160,660)

Net increase (decrease) in shares outstanding before conversion	(40,768)	(585,592)

Shares purchased upon conversion into other share class(es)	(176,273)	(2,518,164)

Net increase (decrease) in shares outstanding	(217,041)	$(3,103,756)

Share Class	Shares	Amount

Class Z

Year ended October 31, 2024:

Shares sold	335,119	$7,348,589

Shares issued in reinvestment of dividends and distributions	42,985	821,035

Shares purchased	(223,197)	(4,751,242)

Net increase (decrease) in shares outstanding before conversion	154,907	3,418,382

Shares issued upon conversion from other share class(es)	120,093	2,612,994

Shares purchased upon conversion into other share class(es)	(11,004)	(258,468)

Net increase (decrease) in shares outstanding	263,996	$5,772,908

Year ended October 31, 2023:

Shares sold	69,891	$1,220,580

Shares issued in reinvestment of dividends and distributions	31,553	520,632

Shares purchased	(224,709)	(3,859,034)

Net increase (decrease) in shares outstanding before conversion	(123,265)	(2,117,822)

Shares issued upon conversion from other share class(es)	96,062	1,644,906

Shares purchased upon conversion into other share class(es)	(9,831)	(174,755)

Net increase (decrease) in shares outstanding	(37,034)	$(647,671)

Class R6

Year ended October 31, 2024:

Shares sold	6,195,432	$132,572,585

Shares issued in reinvestment of dividends and distributions	411,338	7,877,623

Shares purchased	(7,359,838)	(152,231,302)

Net increase (decrease) in shares outstanding before conversion	(753,068)	(11,781,094)

Shares issued upon conversion from other share class(es)	10,660	236,261

Shares purchased upon conversion into other share class(es)	(503)	(10,734)

Net increase (decrease) in shares outstanding	(742,911)	$(11,555,567)

Year ended October 31, 2023:

Shares sold	3,818,309	$65,986,084

Shares issued in reinvestment of dividends and distributions	371,721	6,151,987

Shares purchased	(3,578,240)	(61,798,340)

Net increase (decrease) in shares outstanding before conversion	611,790	10,339,731

Shares issued upon conversion from other share class(es)	27,597	477,110

Shares purchased upon conversion into other share class(es)	(51)	(840)

Net increase (decrease) in shares outstanding	639,336	$10,816,001

Notes to Financial Statements (continued)

Real Estate Income:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	19,416	$146,330

Shares issued in reinvestment of dividends and distributions	3,328	23,772

Shares purchased	(25,101)	(178,712)

Net increase (decrease) in shares outstanding before conversion	(2,357)	(8,610)

Shares issued upon conversion from other share class(es)	5,284	37,082

Net increase (decrease) in shares outstanding	2,927	$28,472

Year ended October 31, 2023:

Shares sold	14,594	$95,679

Shares issued in reinvestment of dividends and distributions	4,374	27,806

Shares purchased	(47,480)	(303,028)

Net increase (decrease) in shares outstanding before conversion	(28,512)	(179,543)

Shares purchased upon conversion into other share class(es)	(1,329)	(8,359)

Net increase (decrease) in shares outstanding	(29,841)	$(187,902)

Class C

Year ended October 31, 2024:

Shares sold	4,156	$34,000

Shares issued in reinvestment of dividends and distributions	671	4,672

Shares purchased	(11,716)	(84,091)

Net increase (decrease) in shares outstanding before conversion	(6,889)	(45,419)

Shares purchased upon conversion into other share class(es)	(5,288)	(37,082)

Net increase (decrease) in shares outstanding	(12,177)	$(82,501)

Year ended October 31, 2023:

Shares sold	11,910	$80,031

Shares issued in reinvestment of dividends and distributions	1,142	7,287

Shares purchased	(13,408)	(85,394)

Net increase (decrease) in shares outstanding	(356)	$1,924

Class Z

Year ended October 31, 2024:

Shares sold	444,819	$3,596,125

Shares issued in reinvestment of dividends and distributions	6,814	53,173

Shares purchased	(69,009)	(523,102)

Net increase (decrease) in shares outstanding before conversion	382,624	3,126,196

Shares issued upon conversion from other share class(es)	12	79

Net increase (decrease) in shares outstanding	382,636	$3,126,275

Real Estate Income (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	52,996	$352,376

Shares issued in reinvestment of dividends and distributions	4,353	27,956

Shares purchased	(1,113,926)	(7,255,107)

Net increase (decrease) in shares outstanding before conversion	(1,056,577)	(6,874,775)

Shares issued upon conversion from other share class(es)	1,323	8,359

Net increase (decrease) in shares outstanding	(1,055,254)	$(6,866,416)

Class R6

Year ended October 31, 2024:

Shares sold	1,916,301	$12,796,216

Shares issued in reinvestment of dividends and distributions	233,173	1,672,189

Shares purchased	(1,070,898)	(7,556,707)

Net increase (decrease) in shares outstanding before conversion	1,078,576	6,911,698

Shares purchased upon conversion into other share class(es)	(12)	(79)

Net increase (decrease) in shares outstanding	1,078,564	$6,911,619

Year ended October 31, 2023:

Shares sold	1,918,443	$12,130,223

Shares issued in reinvestment of dividends and distributions	164,171	1,033,874

Shares purchased	(492,582)	(3,216,260)

Net increase (decrease) in shares outstanding	1,590,032	$9,947,837

Select Real Estate:

Share Class	Shares	Amount

Class A

Year ended October 31, 2024:

Shares sold	108,712	$1,367,036

Shares issued in reinvestment of dividends and distributions	11,714	146,342

Shares purchased	(376,666)	(5,047,115)

Net increase (decrease) in shares outstanding before conversion	(256,240)	(3,533,737)

Shares issued upon conversion from other share class(es)	3,744	46,703

Shares purchased upon conversion into other share class(es)	(5,968)	(76,964)

Net increase (decrease) in shares outstanding	(258,464)	$(3,563,998)

Notes to Financial Statements (continued)

Select Real Estate (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	98,715	$1,153,903

Shares issued in reinvestment of dividends and distributions	14,810	170,993

Shares purchased	(621,093)	(7,305,097)

Net increase (decrease) in shares outstanding before conversion	(507,568)	(5,980,201)

Shares issued upon conversion from other share class(es)	6,087	70,327

Shares purchased upon conversion into other share class(es)	(12,103)	(140,249)

Net increase (decrease) in shares outstanding	(513,584)	$(6,050,123)

Class C

Year ended October 31, 2024:

Shares sold	15,043	$191,532

Shares issued in reinvestment of dividends and distributions	2,570	31,688

Shares purchased	(54,820)	(678,317)

Net increase (decrease) in shares outstanding before conversion	(37,207)	(455,097)

Shares purchased upon conversion into other share class(es)	(352)	(4,358)

Net increase (decrease) in shares outstanding	(37,559)	$(459,455)

Year ended October 31, 2023:

Shares sold	47,930	$545,368

Shares issued in reinvestment of dividends and distributions	1,875	21,318

Shares purchased	(53,248)	(609,473)

Net increase (decrease) in shares outstanding before conversion	(3,443)	(42,787)

Shares purchased upon conversion into other share class(es)	(5,474)	(62,252)

Net increase (decrease) in shares outstanding	(8,917)	$(105,039)

Class Z

Year ended October 31, 2024:

Shares sold	4,778,274	$60,238,153

Shares issued in reinvestment of dividends and distributions	316,927	4,014,434

Shares purchased	(6,284,615)	(74,955,033)

Net increase (decrease) in shares outstanding before conversion	(1,189,414)	(10,702,446)

Shares issued upon conversion from other share class(es)	6,166	79,677

Shares purchased upon conversion into other share class(es)	(14,252)	(198,743)

Net increase (decrease) in shares outstanding	(1,197,500)	$(10,821,512)

Select Real Estate (cont’d.):

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	6,472,628	$74,952,042

Shares issued in reinvestment of dividends and distributions	331,388	3,805,130

Shares purchased	(8,718,343)	(99,098,086)

Net increase (decrease) in shares outstanding before conversion	(1,914,327)	(20,340,914)

Shares issued upon conversion from other share class(es)	12,484	144,855

Shares purchased upon conversion into other share class(es)	(3,338)	(38,972)

Net increase (decrease) in shares outstanding	(1,905,181)	$(20,235,031)

Class R6

Year ended October 31, 2024:

Shares sold	969,133	$11,741,485

Shares issued in reinvestment of dividends and distributions	58,194	721,273

Shares purchased	(950,997)	(11,787,185)

Net increase (decrease) in shares outstanding before conversion	76,330	675,573

Shares issued upon conversion from other share class(es)	11,061	156,398

Shares purchased upon conversion into other share class(es)	(211)	(2,713)

Net increase (decrease) in shares outstanding	87,180	$829,258

Year ended October 31, 2023:

Shares sold	1,674,290	$19,459,385

Shares issued in reinvestment of dividends and distributions	89,449	1,010,854

Shares purchased	(6,962,409)	(81,859,852)

Net increase (decrease) in shares outstanding before conversion	(5,198,670)	(61,389,613)

Shares issued upon conversion from other share class(es)	2,696	30,897

Shares purchased upon conversion into other share class(es)	(408)	(4,606)

Net increase (decrease) in shares outstanding	(5,196,382)	$(61,363,322)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Notes to Financial Statements (continued)

	Current SCA	Prior SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the year ended October 31, 2024. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2024
Quant Solutions Large-Cap Core	$3,807,000	6.45%	1	$ 3,807,000	$—
Real Estate Income	311,889	6.42	9	693,000	—
Select Real Estate	2,376,453	6.43	53	19,707,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Large-Cap Core	Real Estate Income	Select Real Estate
Active Trading	X	X	X
Blend Style	X	–	–
Distribution	–	X	X
Economic and Market Events	X	X	X
Emerging Markets	–	X	X
Equity and Equity-Related Securities	X	X	X
Foreign Securities	–	X	X
Increase in Expenses	X	X	X

Large Capitalization Company	X	–	–
Large Shareholder and Large Scale Redemption	X	X	X
Management	X	–	–
Market Capitalization	–	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Model Design	X	–	–
Model Implementation	X	–	–
Non-Diversified Investment Company	–	X	–
Real Estate Investment Trust	–	X	X
Real Estate Related Securities	–	X	X
Sector Exposure	X	–	–
Selection	–	X	X
Value Style	–	X	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected

Notes to Financial Statements (continued)

to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices

Notes to Financial Statements (continued)

of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also

Notes to Financial Statements (continued)

include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 9 and Shareholders of PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Quant Solutions Large-Cap Core Fund, PGIM Real Estate Income Fund and PGIM Select Real Estate Fund (three of the funds constituting Prudential Investment Portfolios 9, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Large-Cap Core Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Core Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an

1	PGIM Quant Solutions Large-Cap Core Fund is a series of Prudential Investment Portfolios 9.

PGIM Quant Solutions Large-Cap Core Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with

Visit our website at pgim.com/investments

information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Quant Solutions Large-Cap Core Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgim.com/investments

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and three-year periods and underperformed over the remaining periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s net annual operating expenses at 0.35% for each class of the Fund’s shares through February 28, 2025.

●

The Board and PGIM Investments also agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) limits the Fund’s total annual operating expenses to 0.72% of the average daily net assets for Class A shares, and 1.44% of the average daily net assets for Class C shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Large-Cap Core Fund

Approval of Advisory Agreements

PGIM Real Estate Income Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Real Estate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Real Estate (UK) Limited (“PGIM RE (UK)”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Real Estate unit (“PGIM Real Estate”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28-5 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM RE (UK) and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

1	PGIM Real Estate Income Fund is a series of Prudential Investment Portfolios 9.

Visit our website at pgim.com/investments

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM RE (UK) and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM RE (UK) and PGIM Real Estate. The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

PGIM Real Estate Income Fund

Approval of Advisory Agreements (continued)

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM RE (UK) and PGIM Real Estate, and also considered the qualifications, backgrounds and responsibilities of the PGIM RE (UK) and PGIM Real Estate portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s, PGIM RE (UK)’s and PGIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate, PGIM RE (UK) and PGIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate, PGIM RE (UK) and PGIM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM RE (UK) and PGIM Real Estate under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

Visit our website at pgim.com/investments

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM RE (UK) and PGIM Real Estate

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced operations on June 3, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

PGIM Real Estate Income Fund

Approval of Advisory Agreements (continued)

Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

●	The Board noted that the Fund outperformed its benchmark index over the three- and five- year periods, and underperformed over the one- year period.
●

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class R6 shares, and 1.10% for Class Z shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Approval of Advisory Agreements

PGIM Select Real Estate Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Select Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1	PGIM Select Real Estate Fund is a series of Prudential Investment Portfolios 9.

PGIM Select Real Estate Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM, which, through its PGIM Real Estate unit, and PGIM RE (UK), serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

Visit our website at pgim.com/investments

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of the PGIM Real Estate and PGIM RE (UK) portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s, PGIM’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate, PGIM and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate, PGIM and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale, can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining

PGIM Select Real Estate Fund

Approval of Advisory Agreements (continued)

existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2023. The Board considered that the Fund commenced investment operations on August 1, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain

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circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

●	The Board noted that the Fund outperformed its benchmark index over all periods.
●

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class R6 shares, and 1.05% for Class Z shares through February 28, 2025.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Select Real Estate Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM Absolute Return Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2024

Table of Contents	Financial Statements and Other Information	October 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Absolute Return Bond Fund	1

Notes to Financial Statements	77

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.5%

ASSET-BACKED SECURITIES 23.8%

Automobiles 1.0%

Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32	1,895	$1,919,970
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27	1,100	1,103,726
Series 2023-02A, Class C, 144A	6.180	10/20/27	800	800,744
Series 2023-05A, Class C, 144A	6.850	04/20/28	500	508,087
Series 2023-08A, Class C, 144A	7.340	02/20/30	2,700	2,816,880
Series 2024-01A, Class C, 144A	6.480	06/20/30	2,200	2,218,370
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.457(c)	12/26/31	1,158	1,160,761
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	645	643,934
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	1,903	1,916,731
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36	1,200	1,221,782
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	2,600	2,608,998
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,670,533
Series 2021-01A, Class D, 144A	1.620	11/14/30	200	191,313
Series 2022-01A, Class D, 144A	5.900	12/16/30	2,900	2,899,805
Series 2023-01A, Class D, 144A	7.070	02/14/33	3,700	3,811,663
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	93	93,885
Series 2022-C, Class E, 144A	11.366	12/15/32	71	72,224
Series 2023-A, Class E, 144A	10.068	06/15/33	266	270,078
Series 2023-B, Class G, 144A	17.128	12/15/33	835	849,822
Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30	1,250	1,259,690

				28,038,996

Collateralized Loan Obligations 21.1%

AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37	19,500	19,544,390

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 1

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.131%(c)	06/15/34	EUR	1,000	$1,085,951
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.131(c)	06/15/34	EUR	4,000	4,343,804
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.162(c)	07/22/37		16,000	16,041,054
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.951(c)	01/22/38	EUR	5,000	5,507,761
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.109(c)	10/20/34		5,000	5,003,245
Arbour CLO DAC (Ireland),
Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.484(c)	04/15/34	EUR	5,000	5,358,490
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.434(c)	04/15/30	EUR	2,500	2,718,214
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406(c)	07/15/30		3,795	3,807,109
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.952(c)	04/18/35		1,500	1,500,748
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.199(c)	10/21/34	EUR	3,000	3,255,049
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.898(c)	04/24/34	EUR	2,800	3,033,599
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		19,500	19,637,095
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.066(c)	01/25/35		4,740	4,742,440
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.456(c)	07/15/37		10,000	10,010,000

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.231%(c)	03/15/32	EUR	1,666	$1,806,052
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,651,602
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.286(c)	04/25/37	EUR	6,000	6,527,157
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.836(c)	01/15/32		9,392	9,394,372
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.003(c)	01/22/31		3,880	3,885,870
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.147(c)	04/20/37		15,000	15,033,912
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	6.579(c)	10/20/34		11,335	11,335,116
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.957(c)	04/20/35		2,750	2,750,711
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37		10,000	10,038,717
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	10/20/36		10,000	10,104,101
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	04/20/37		10,000	10,051,200
Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	04/20/37		10,000	10,031,541
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.047(c)	07/20/37		13,395	13,454,896
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.252(c)	04/22/37		5,050	5,081,931
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.141(c)	05/24/38	EUR	17,500	19,133,639
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	7,000	7,645,240

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 3

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Harvest CLO DAC (Ireland), (cont’d.)
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	5.748%(c)	07/25/37	EUR	13,750	$14,976,983
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	4.802(c)	01/26/38	EUR	6,000	6,570,836
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	5.822(c)	01/26/38	EUR	5,000	5,505,766
Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.650(c)	07/15/38	EUR	6,500	7,070,375
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.834(c)	07/15/34	EUR	9,250	9,983,208
Jubilee CLO DAC (Ireland),
Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	4.584(c)	04/15/35	EUR	10,000	10,822,101
KKR CLO Ltd. (Cayman Islands),
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.998(c)	04/15/34		3,300	3,306,930
Madison Park Euro Funding DAC (Ireland),
Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	3.969(c)	05/25/34	EUR	2,500	2,707,087
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32		5,500	5,504,715
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.552(c)	04/18/37		10,000	10,011,524
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.679(c)	04/21/31		18,000	18,021,029
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	20,000	21,857,912
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.092(c)	05/15/37	EUR	4,150	4,612,939
Oak Hill European Credit Partners (Ireland),
Series 2021-08A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.558(c)	04/18/35	EUR	12,000	12,911,740
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34		6,195	6,204,240

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.682%(c)	10/18/35		10,000	$10,037,034
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.784(c)	01/15/38	EUR	10,000	10,925,299
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.769(c)	04/20/35	EUR	10,000	10,841,851
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.617(c)	04/20/35		7,000	7,048,703
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.197(c)	04/17/37		18,000	18,047,086
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.467(c)	10/20/35		11,500	11,566,876
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/20/31		907	908,279
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.069(c)	01/20/35		10,000	10,009,806
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.034(c)	07/15/36	EUR	13,250	14,510,485
St. Pauls CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.066(c)	10/25/35	EUR	8,000	8,684,716
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.717(c)	07/20/37		5,000	5,032,732
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/36		13,250	13,418,441
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.829(c)	04/15/37	EUR	9,000	9,854,327
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.117(c)	01/20/35		3,750	3,770,004

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 5

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.226%(c)	04/25/37	6,000	$6,031,670
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/37	12,500	12,623,306
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	6.052(c)	10/18/37	15,000	14,999,554
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.059(c)	01/17/31	3,144	3,145,167
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.108(c)	07/15/31	11,300	11,320,123

				571,357,850

Consumer Loans 0.4%

Affirm Asset Securitization Trust,
Series 2024-A, Class 1E, 144A	9.170	02/15/29	2,350	2,413,901
Series 2024-B, Class E, 144A	7.350	09/15/29	1,250	1,245,914
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,878,761
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	209,198
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,592,217

				11,339,991

Equipment 0.1%

Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,518,919

Home Equity Loans 0.5%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	6.052(c)	10/25/34	546	537,915
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	5.812(c)	11/25/33	3,226	3,196,045

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	6.032%(c)	06/25/43	52	$51,306
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.795(c)	01/25/34	1,366	1,364,511
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	5.692(c)	01/25/35	825	813,955
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.973(c)	05/25/54	1,019	1,026,581
MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.327(c)	08/25/33	429	460,050
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	5.872(c)	10/25/33	63	63,038
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	600	600,052
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	3,750	3,679,434

				11,792,887

Other 0.3%

GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	444	449,070
Series 2023-04C, Class A, 144A	6.480	03/20/57	916	930,758
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,129	2,128,702
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	856	871,437
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59	859	834,798
Series 2024-03A, Class A2, 144A	5.880	10/30/59	3,397	3,263,901

				8,478,666

Residential Mortgage-Backed Securities 0.3%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	5.492(c)	08/25/32	229	225,112
Series 2003-04, Class 1A5	4.912	05/25/33	257	251,253

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 7

Schedule of Investments (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	5.482%(c)	02/25/35		154		$143,472
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.902(c)	11/25/34		26		26,922
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32		56		54,027
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	5.902(c)	09/25/33		910		898,971
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	5.612(c)	08/25/34		345		314,193
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	5.647(c)	03/25/35		1,337		1,258,069
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	5.292(c)	06/25/34		465		455,834
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.969(c)	09/25/34		1,605		1,618,801
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.856(c)	03/15/26	EUR	3,963		3,314,799

						8,561,454

Student Loans 0.1%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.607(c)	06/25/47		895		905,124
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,905		1,777,046
Series 2019-A, Class R, 144A	0.000	10/25/48		1,427		380,944

						3,063,114

TOTAL ASSET-BACKED SECURITIES
(cost $642,488,209)						644,151,877

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.9%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100%(cc)	05/15/35	2,700	$2,061,544
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	2,700	2,007,544
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	2,650	2,395,946
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	900	798,926
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	1,490	1,277,385
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.058(c)	10/15/37	5,745	5,737,819
Series 2024-5C29, Class XD, IO, 144A	2.673(cc)	09/15/57	28,469	3,241,620
Benchmark Mortgage Trust,
Series 2023-V03, Class XA, IO	0.814(cc)	07/15/56	50,590	1,332,710
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.393(c)	07/15/41	4,400	4,398,625
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.493(c)	08/15/26	3,300	3,304,738
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39	5,350	5,350,000
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	6.618(c)	09/15/38	2,024	2,000,641
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	4,300	4,413,251
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/29	1,900	1,858,044
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.894(c)	03/15/41	5,600	5,617,465
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.944(c)	07/15/29	6,000	6,003,750
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.252(cc)	02/10/48	123,049	1,230
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,647,850
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	5,300	160,376
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.326(cc)	03/25/26	20,365	307,768
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.868(c)	10/15/36	2,130	2,112,598
Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	6,900	6,828,321
GS Mortgage Securities Trust,
Series 2013-GC10, Class XB, IO, 144A	0.252(cc)	02/10/46	26,089	261
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,821,349

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 9

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class XB, IO	0.386%(cc)	02/15/48		52,766	$528
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,735,562
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.717(cc)	04/15/46		34,956	147,250
Series 2016-JP03, Class A5	2.870	08/15/49		10,495	10,039,937
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	2,742,752
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.394(c)	06/15/26		2,930	2,929,084
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	7.519(c)	04/15/38		5,261	5,227,986
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.177(cc)	11/10/36		2,020	2,015,766
Series 2019-MEAD, Class D, 144A	3.177(cc)	11/10/36		3,000	2,992,910
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		2,505	2,498,415
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.418(c)	03/15/36		2,350	2,240,026
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.668(c)	03/15/36		1,400	1,321,688
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		4,435	4,514,292
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	9,500	12,132,777
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.640(c)	11/15/41		6,690	6,672,902
Wells Fargo Commercial Mortgage Trust,
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		2,900	2,891,229
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	7.141(c)	10/15/41		1,500	1,494,470
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.790(c)	10/15/41		2,500	2,489,845

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $136,964,637)					132,767,180

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 23.0%

Aerospace & Defense 0.7%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125%	03/26/29	2,775	$2,799,651
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	5,555	5,216,522
Sr. Unsec’d. Notes	3.250	02/01/35	5,710	4,546,796
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,000	1,040,780
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,804	2,807,505
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	7.000	07/28/30	1,770	1,874,541

				18,285,795

Agriculture 0.2%

Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	6,200	6,312,029

Airlines 0.1%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	1,246	1,226,633
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.300	02/15/27	1,233	1,224,581
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	633,714
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	162,786

				3,247,714

Apparel 0.0%

Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	825	705,337

Auto Manufacturers 0.4%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,599,286
Sr. Unsec’d. Notes	4.125	08/17/27	1,170	1,130,660
Sr. Unsec’d. Notes	5.125	11/05/26	1,800	1,792,915
Sr. Unsec’d. Notes	5.850	05/17/27	1,225	1,236,541
Sr. Unsec’d. Notes	6.800	05/12/28	625	647,658
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	1,205	1,213,321

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 11

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350%	07/15/27	2,355	$2,379,430
Sr. Unsec’d. Notes	5.800	01/07/29	695	710,931

				11,710,742

Auto Parts & Equipment 0.2%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,900	1,865,971
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	135	134,523
BorgWarner, Inc.,
Sr. Unsec’d. Notes	4.950	08/15/29	985	981,300
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	25	21,372
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	277,158
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	375	383,416
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,000	2,775,911

				6,439,651

Banks 4.5%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,744,733
Banco de Credito del Peru SA (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	988,007
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,200	2,227,383
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,434,572
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A(a)	3.466(ff)	09/23/36	945	816,948
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,419,700
Bank of Montreal (Canada),
Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,478,248
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,266,334
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,431,330
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,000	1,023,783

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125%(ff)	08/15/29(oo)	7,055	$7,253,001
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	789,654
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,112,732
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	959,995
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	5,265	5,157,707
Sub. Notes	4.400	06/10/25	405	403,409
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	3,745	3,653,038
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	2,065	2,026,807
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	3,300	3,475,141
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	189,163
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	4,275	3,560,739
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,740
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,863,482
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	131,900
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,281,028
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	15,235,928
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,370	2,108,985
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,463,939
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,706,566
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,399,044
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,693,475
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	599,527
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	2,230	1,843,717
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	2,845	2,405,566
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	9,920	9,993,576
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,077,470
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,194,958
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	612,449
Sr. Unsec’d. Notes, 144A(a)	5.617(ff)	09/13/30	3,100	3,161,225
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.678(c)	05/12/26	1,925	1,934,962

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 13

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co.,
Jr. Sub. Notes	6.850%(ff)	09/15/29(oo)	4,200	$4,343,232
Sr. Unsec’d. Notes, MTN(a)	4.808(ff)	07/25/28	6,475	6,465,695
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	2,475	2,522,924

				120,485,812

Building Materials 0.3%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	1,180	1,172,483
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	2,400	2,322,911
Sisecam UK PLC (Turkey),
Gtd. Notes, 144A	8.250	05/02/29	3,120	3,196,066

				6,691,460

Chemicals 1.1%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,332,391
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	1,470,348
Gtd. Notes, 144A	4.500	01/10/28	1,630	1,524,539
Gtd. Notes, 144A	4.500	01/31/30	629	545,815
Gtd. Notes, 144A	8.500	01/12/31	3,725	3,851,650
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes(h)	4.725	11/15/28	4,070	4,067,594
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	3,223	2,965,893
LYB International Finance BV,
Gtd. Notes	5.250	07/15/43	175	162,501
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	213	186,308
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	5,469	5,704,851
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	350	337,531
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A(a)	5.650	06/04/29	3,060	3,118,972

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $903,755; purchased 12/15/22 - 05/16/23)(f)	13.000%	12/16/27		907	$916,330
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30		1,500	1,338,705

					30,523,428

Coal 0.0%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28		944	965,240

Commercial Services 0.3%

Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		845	750,917
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		2,475	2,282,327
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29		680	681,367
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	210,890
Dcli Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		425	432,255
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	640,048
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	122,973
Gtd. Notes, 144A	7.000	10/15/37		1,725	1,990,306
Service Corp. International,
Sr. Unsec’d. Notes	5.750	10/15/32		730	718,432
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	288,215
Gtd. Notes	5.250	01/15/30		700	687,704

					8,805,434

Computers 0.4%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		5,225	5,127,031
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.450	09/25/26		4,250	4,231,028

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 15

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	675	$651,379
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	761	837,929

				10,847,367

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28	1,150	1,062,366
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28	75	76,687

				1,139,053

Diversified Financial Services 0.5%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27	950	943,470
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,285	1,345,074
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	935	1,038,889
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	369,230
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	1,605	1,629,595
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.750	11/15/31	1,675	1,603,920
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/25/25	575	578,602
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30	1,280	1,311,015
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,200	1,107,700
Gtd. Notes	6.625	05/15/29	1,750	1,750,000
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875	12/15/29	710	744,709
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,103,094

				13,525,298

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 1.7%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365%(cc)	06/15/26	1,635	$1,643,484
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	2,075	2,086,109
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27	3,500	3,474,844
Sr. Sec’d. Notes, 144A	7.750	02/02/27	630	625,472
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,424,729
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,543,427
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27	398	379,911
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42	50	41,563
Enel Finance International NV (Italy),
Gtd. Notes, 144A	5.125	06/26/29	6,560	6,585,953
Engie SA (France),
Sr. Unsec’d. Notes, 144A	5.250	04/10/29	2,440	2,473,732
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	1,337	1,335,329
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	213	212,734
Sr. Unsec’d. Notes	7.125	02/11/25	2,500	2,496,100
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,141,654
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	290	302,597
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	2,180	2,274,699
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	3,000	2,829,000
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29	1,092	1,061,340
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes	7.500	06/09/28	2,330	2,456,694
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	1,475	1,306,370
Gtd. Notes, 144A	3.875	02/15/32	1,050	931,069
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	275	303,650
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	450	454,360
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	4,125	4,242,222
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	3,250	3,479,577

				47,106,619

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 17

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.5%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000%	02/15/33	EUR	1,100	$1,049,577
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	692,232
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,788,948
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,902,540
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	213,708
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	345,230
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,821,169

					13,813,404

Entertainment 0.3%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.500	02/15/32		655	664,865
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,486,261
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,525	1,520,304
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	822	885,389
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,125	1,107,070
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		690	673,636
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		625	405,067
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	6.250	03/15/33		1,190	1,184,726
Gtd. Notes, 144A	7.125	02/15/31		680	715,110

					8,642,428

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	319,021

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 1.3%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500%	02/15/28		450	$457,730
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,236,950
Sr. Sec’d. Notes, 144A	8.000	09/15/28		675	701,309
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	6,950	8,830,389
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP	2,700	3,245,468
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/31		275	245,439
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	162,473
Gtd. Notes, 144A	4.375	01/31/32		2,325	2,128,605
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	7,000	7,761,510
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		225	210,393
Gtd. Notes, 144A	6.375	03/01/33		1,055	1,044,680
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/32		660	668,217
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	3.000	10/15/30		8,270	7,169,110
US Foods, Inc.,
Gtd. Notes, 144A	5.750	04/15/33		590	581,174

					34,443,447

Forest Products & Paper 0.1%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		400	411,766
LD Celulose International GmbH (Brazil),
Sr. Sec’d. Notes, 144A(a)	7.950	01/26/32		3,085	3,152,870

					3,564,636

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		373	371,251

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 19

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375%	05/12/26	1,350	$1,309,952
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	2,525	2,559,214

				4,240,417

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,710	1,600,652

Healthcare-Services 0.4%

Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	530	447,479
Cigna Group (The),
Gtd. Notes(h)	4.375	10/15/28	3,990	3,919,100
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	2,625	2,414,572
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	686,214
Sr. Unsec’d. Notes	4.650	01/15/43	120	106,494
Sr. Unsec’d. Notes	5.100	01/15/44	515	480,114
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	6.750	05/15/31	1,425	1,456,741
Sr. Unsec’d. Notes	6.875	11/15/31	1,200	1,286,377

				10,797,091

Home Builders 0.3%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	148,768
Gtd. Notes	7.250	10/15/29	3,475	3,532,031
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	1,000	966,900
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,560	2,574,177

				7,221,876

Housewares 0.0%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	355	356,922

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

Newell Brands, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.625%	05/15/32		185	$185,667
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $289,469; purchased 03/07/22)(f)	6.500	10/01/29		325	212,476

					755,065

Insurance 0.1%

Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36		215	224,301
Sr. Unsec’d. Notes	6.100	10/01/41		280	292,174
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29		1,614	1,587,102
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34		985	1,011,770
Sr. Unsec’d. Notes	7.000	06/15/40		32	35,808
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43		245	211,681
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	6.850	12/16/39		54	61,296

					3,424,132

Internet 0.1%

United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A	6.750	02/15/31	EUR	2,950	3,247,273

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29		1,600	1,611,710
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		580	582,010
Gtd. Notes, 144A	7.375	05/01/33		375	377,819
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		575	605,682

					3,177,221

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 21

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 0.4%

Carnival Corp.,
Gtd. Notes, 144A	5.750%	03/01/27	2,375	$2,380,937
Gtd. Notes, 144A	6.000	05/01/29	2,250	2,252,812
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	118,715
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,300	1,298,323
Sr. Sec’d. Notes, 144A	8.125	01/15/29	550	583,000
Sr. Sec’d. Notes, 144A	8.375	02/01/28	925	970,094
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	950	949,554
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	25	25,000
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	845	839,271
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	650	643,409
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,100	1,081,212

				11,142,327

Lodging 0.3%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	545	508,589
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	675,696
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	2,400	2,318,696
Gtd. Notes	6.500	04/15/32	2,000	2,000,249
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.400	08/08/28	344	342,435
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,198	1,195,018
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	991,047

				8,031,730

Machinery-Diversified 0.1%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	850	858,785

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	01/01/30	850	$883,151
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	1,875	2,012,941

				3,754,877

Media 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,182,967
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	1,220	1,070,858
Sr. Sec’d. Notes	6.384	10/23/35	1,140	1,139,706
Sr. Sec’d. Notes	6.484	10/23/45	400	378,648
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,000	717,376
Gtd. Notes, 144A	4.125	12/01/30	300	221,159
Gtd. Notes, 144A	5.375	02/01/28	1,600	1,369,226
Gtd. Notes, 144A	5.500	04/15/27	1,500	1,335,005
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	502,411
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)	2,785	17,652
Sec’d. Notes, 144A (original cost $147,813; purchased 01/31/24)(f)	5.375	08/15/26(d)	2,150	14,527
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	425	282,280
Gtd. Notes	7.375	07/01/28	350	256,297
Gtd. Notes	7.750	07/01/26	550	464,682
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	3,500	3,684,608
Sinclair Television Group, Inc.,
Gtd. Notes, 144A (original cost $225,500; purchased 05/08/23)(f)	5.125	02/15/27	275	243,373
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28	2,185	2,220,429

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 23

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125%	08/15/30	GBP	700	$772,368
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,047,718

					18,921,290

Mining 0.3%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		730	675,710
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		600	593,034
Sec’d. Notes, 144A	9.375	03/01/29		350	370,863
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	591,000
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28		1,200	1,212,864
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,721,280
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		1,425	1,370,384

					6,535,135

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27		1,665	1,718,055

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	4.250	04/01/28		4,010	3,902,092
Gtd. Notes	5.100	03/01/30		1,255	1,246,237

					5,148,329

Oil & Gas 2.1%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		2,760	2,569,628
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		2,440	2,468,414
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		899	1,067,193

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.625%	10/15/32		565	$559,726
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		1,092	1,010,880
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,326,419
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	206,794
Gtd. Notes, 144A	8.625	11/01/30		225	236,434
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		860	849,406
Gtd. Notes, 144A	9.250	02/15/28		450	472,546
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31		440	362,560
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,112,929
Sr. Unsec’d. Notes	7.750	02/01/32		3,125	3,048,125
Sr. Unsec’d. Notes	8.625	01/19/29		4,495	4,751,664
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,719,052
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.375	03/30/28		623	560,857
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		1,775	1,667,590
Gtd. Notes	5.375	02/01/29		725	713,965
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	683,389
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	469,157
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.342(c)	09/30/29		351	346,081
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.200	08/01/29		1,450	1,444,681
Ovintiv, Inc.,
Gtd. Notes	5.650	05/15/28		2,145	2,173,455
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,025	1,053,368
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	984,547
Gtd. Notes	6.625	01/16/34	GBP	300	376,354
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,585,618
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	2,063,206
Gtd. Notes	5.350	02/12/28		2,188	2,036,350

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 25

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%	03/13/27		960	$939,734
Gtd. Notes	6.700	02/16/32		2,660	2,359,925
Gtd. Notes	6.840	01/23/30		500	460,125
Gtd. Notes	6.875	10/16/25		2,830	2,837,415
Gtd. Notes, EMTN	2.750	04/21/27	EUR	5,370	5,388,524
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,362	1,411,606
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		415	414,481
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,760	2,017,341
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		335	337,094

					57,086,633

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41		100	99,005

Packaging & Containers 0.2%

Ball Corp.,
Gtd. Notes(a)	2.875	08/15/30		1,000	869,906
Gtd. Notes	6.000	06/15/29		1,125	1,142,657
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		2,625	2,469,361
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		125	126,181

					4,608,105

Pharmaceuticals 0.3%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		750	681,473
Gtd. Notes, 144A	6.125	08/01/28		800	788,932
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		75	60,184
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	256,000
Gtd. Notes, 144A	5.000	02/15/29		275	158,125
Gtd. Notes, 144A	5.250	01/30/30		275	151,250

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	02/15/31	275	$148,500
Gtd. Notes, 144A	6.250	02/15/29	1,200	742,500
Gtd. Notes, 144A	7.000	01/15/28	275	181,500
Gtd. Notes, 144A	9.000	12/15/25	100	98,054
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	211,750
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	650	615,832
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	650	592,671
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	520	440,475
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,512,265

				6,639,511

Pipelines 1.2%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,275	1,244,757
Gtd. Notes, 144A	6.625	02/01/32	580	586,418
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	125	108,132
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,418,068
Sr. Unsec’d. Notes	5.150	03/15/45	55	48,998
Sr. Unsec’d. Notes	5.300	04/15/47	125	112,256
Sr. Unsec’d. Notes	5.400	10/01/47	60	54,690
Sr. Unsec’d. Notes	6.250	04/15/49	75	76,226
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	700	716,029
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29	6,310	6,335,955
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	145	131,114
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	495,147
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	98,057
Gtd. Notes	4.950	07/13/47	255	219,110
Gtd. Notes	5.150	10/15/43	1,350	1,229,447
Gtd. Notes	5.650	11/01/28	3,435	3,526,315

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 27

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600%	05/15/25	775	$763,909
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,753,844
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	960,922
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	2,914	3,042,376
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	69,273
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	68,280
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,375	1,374,421
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,870,097
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.150	03/15/34	1,340	1,318,918

				32,622,759

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	1,375	1,336,419

Real Estate Investment Trusts (REITs) 0.4%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,384,239
COPT Defense Properties LP,
Gtd. Notes	2.000	01/15/29	2,170	1,903,612
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,000	808,684
Gtd. Notes	9.750	06/15/25	21	21,000
Sr. Unsec’d. Notes	4.750	02/15/28	25	22,090
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29	2,770	2,763,499
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	250	176,913
Gtd. Notes	5.000	10/15/27	200	176,560
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	4.875	05/15/29	1,375	1,308,649

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500%	04/01/32		975	$985,749
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29		1,500	1,364,945
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27		993	1,000,941

					11,916,881

Retail 0.8%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,331,663
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,124,508
AutoNation, Inc.,
Gtd. Notes(a)	3.800	11/15/27		4,122	3,973,293
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		725	767,373
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		1,900	2,075,086
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,543,158
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,175	2,411,531
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A	3.375	01/15/32		1,805	1,484,612
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		1,075	977,384
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,238,528
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		415	420,530

					20,347,666

Semiconductors 0.2%

Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29		6,365	6,420,718

Telecommunications 1.2%

CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	688,750

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 29

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23 - 07/25/24)^(f)	0.000%	12/31/30		141		$10,536
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $830; purchased 11/14/23)^(f)	0.000	12/31/30		—(r	)	363
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $4; purchased 11/14/23)^(f)	0.000	12/31/30		45		303
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,084,178; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		1,168		1,175,236
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $516,661; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		788		729,181
Eutelsat SA (France),
Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	2,900		3,226,145
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	8.750	05/15/30		2,000		2,118,390
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400		1,312,500
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		1,975		1,689,143
Sr. Sec’d. Notes, 144A	10.500	04/15/29		465		518,331
Sr. Sec’d. Notes, 144A	10.750	12/15/30		750		840,377
Sr. Sec’d. Notes, 144A	11.000	11/15/29		4,222		4,764,733
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350		2,663,318
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515		462,212
Sprint LLC,
Gtd. Notes	7.625	02/15/25		835		836,121
Gtd. Notes	7.625	03/01/26		315		323,259
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP	8,100		6,266,727
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28		480		267,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(h)	3.400	03/22/41		1,575		1,219,571

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000%	01/31/29	GBP	2,250	$2,606,494
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31		345	349,287

					32,068,577

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050	03/01/41		295	286,166
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		4,000	4,248,669
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	325,282
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27		975	1,012,389
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	232,752
Gtd. Notes, 144A	7.125	02/01/32		385	399,618

					6,504,876

Trucking & Leasing 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.250	07/01/29		2,110	2,128,902
Sr. Unsec’d. Notes, 144A	5.350	03/30/29		3,440	3,480,626

					5,609,528

TOTAL CORPORATE BONDS
(cost $623,839,553)					622,550,063

FLOATING RATE AND OTHER LOANS 1.0%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.978(c)	11/17/28		544	515,501

Computers 0.0%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.100(c)	03/01/29		1,005	1,001,615

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 31

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Cosmetics/Personal Care 0.1%

Rainbow Midco Ltd. (United Kingdom),
Note Purchase Facility, 6 Month EURIBOR + 7.750%^	11.172%(c)	02/22/30	EUR	2,545	$2,767,929

Diversified Financial Services 0.0%

Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%	8.319(c)	03/20/28		1,162	1,161,539

Housewares 0.0%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.000%	8.800(c)	10/06/28		25	20,447

Media 0.1%

CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.304(c)	01/18/28		995	971,307
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		425	447,924
First Lien Term Loan, 1 Month SOFR + 10.100% (original cost $17,471; purchased 03/09/22)^(f)	14.944(c)	05/25/26		18	15,430
Second Lien Term Loan	8.175	08/24/26		2,065	5,860

					1,440,521

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30		3,547	3,511,703
Tank Holding Corp.,
Term Loan, 3 Month SOFR + 6.000%	10.245(c)	03/31/28		563	551,747

					4,063,450

Pharmaceuticals 0.0%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27		200	195,333

Retail 0.3%

CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B6 Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	1,450	1,868,300

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.450%(c)	07/27/29	GBP	1,025	$990,321
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 3.250%	6.595(c)	07/01/31	EUR	4,200	4,572,548
WSH Services Holdings Ltd. (United Kingdom),
Term Facility B2, SONIA + 5.500%	10.450(c)	05/16/31	GBP	275	354,776

					7,785,945

Telecommunications 0.3%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27		194	193,525
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.278(c)	04/15/29		90	91,554
Term B-2, 1 Month SOFR + 6.560%	11.278(c)	04/15/30		90	92,103
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	7.885(c)	07/17/29	EUR	6,100	6,664,305

					7,041,487

TOTAL FLOATING RATE AND OTHER LOANS
(cost $26,586,529)					25,993,767

MUNICIPAL BONDS 0.3%

California 0.1%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	599,336
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	575,243
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	611,581

					1,786,160

Colorado 0.1%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,258,360

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33		814	809,421

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 33

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	2,000	$2,356,852
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	202,719

				2,559,571

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	161,866

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	113,534

TOTAL MUNICIPAL BONDS
(cost $7,658,437)				6,688,912

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.7%

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.855(c)	07/01/26	1,030	1,031,182
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	8.057(c)	08/25/34	4,612	4,668,037
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	6.554(cc)	02/25/37	24	23,487
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	7,512	7,000,924
Series 2024-RP02, Class A2, 144A	4.213(cc)	02/25/63	593	508,060
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	134,836
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	44,038
Series 2024-RP02, Class B3, PO, 144A	11.851(s)	02/25/63	165	20,160
Series 2024-RP02, Class B4, PO, 144A	15.714(s)	02/25/63	299	24,701
Series 2024-RP02, Class M1, 144A	4.213(cc)	02/25/63	399	332,934
Series 2024-RP02, Class M2, 144A	4.136(cc)	02/25/63	304	243,214
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	14	12,124
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,517	11,740

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957%(c)	10/25/41	600	$615,916
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.007(c)	12/25/41	318	325,950
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.857(c)	01/25/42	1,900	1,948,498
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.107(c)	03/25/42	1,000	1,099,012
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.107(c)	03/25/42	290	312,605
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.957(c)	03/25/42	1,000	1,038,630
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	7.957(c)	06/25/43	1,400	1,463,635
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	10/25/43	790	810,994
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.557(c)	07/25/44	250	251,191
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.307(c)	04/25/34	910	925,657
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.857(c)	09/26/33	369	370,357
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	10/25/41	1,520	1,524,850
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.657(c)	11/25/41	100	100,813
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.957(c)	09/25/41	100	100,811

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 35

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.207%(c)	12/25/41		100	$100,938
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.707(c)	01/25/42		500	505,000
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.357(c)	01/25/42		70	71,269
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.257(c)	02/25/42		1,400	1,431,612
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.757(c)	04/25/42		2,020	2,089,632
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.207(c)	05/25/42		200	208,250
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.207(c)	08/25/42		600	652,190
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	7.203(cc)	07/25/35		7	7,058
Legacy Mortgage Asset Trust,
Series 2021-SL02, Class A, 144A	4.875	10/25/68		130	129,283
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A	5.323	09/25/39		6,500	6,437,909
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A	3.062(cc)	05/26/66	EUR	3,100	3,246,569
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.602(c)	01/25/48		885	866,900
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.757(c)	04/25/34		1,000	1,016,313
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.357(c)	05/25/33		31,874	32,186,899
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.206(c)	03/29/27		8,512	8,571,375
PRPM,
Series 2024-03, Class A1, 144A	6.994	05/25/29		2,713	2,714,624

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PRPM LLC,
Series 2024-04, Class A1, 144A	6.414%	08/25/29		9,253	$9,263,893
Series 2024-05, Class A1, 144A	5.689	09/25/29		4,966	4,920,769
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.557(c)	11/25/31		862	882,276
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.557(c)	07/25/33		702	709,556
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-37A, Class 3A7	6.929(cc)	12/25/33		177	170,505

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $99,939,594)					101,127,176

SOVEREIGN BONDS 4.1%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	588,458
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		1,316	1,314,766
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,361,250
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	255,780
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,876,700
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,570,785
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,391,770
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		550	556,050
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,800	1,659,363
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	844,991
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,883,644
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,239	1,273,598
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	2,566	2,623,697
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	2,999,318

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 37

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375%	12/15/27		30,000	$27,330,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		4,860	4,822,031
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	21,564,644
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,128,002
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,696,469
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,323,177
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,738,804
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	658,066
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,930	3,136,313
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,320	4,224,767
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	120,674
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	3,028,201
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		1,942	1,942,000
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	535,437
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	955,031
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	2,807,233
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34		3,135	3,231,989

TOTAL SOVEREIGN BONDS
(cost $110,045,406)					111,443,008

U.S. GOVERNMENT AGENCY OBLIGATIONS 8.4%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		2,241	1,791,972
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,357	1,147,478
Federal Home Loan Mortgage Corp.	2.500	01/01/51		488	407,916
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,737	2,276,387
Federal Home Loan Mortgage Corp.	2.500	04/01/51		6,388	5,324,182
Federal Home Loan Mortgage Corp.	2.500	05/01/51		2,047	1,701,655
Federal Home Loan Mortgage Corp.	2.500	07/01/51		482	401,478
Federal Home Loan Mortgage Corp.	2.500	07/01/51		979	812,105
Federal Home Loan Mortgage Corp.	2.500	11/01/51		3,652	3,062,225
Federal Home Loan Mortgage Corp.	2.500	01/01/52		966	810,760
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,793	1,494,191
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,874	3,456,924
Federal Home Loan Mortgage Corp.	3.000	10/01/51		1,400	1,212,265
Federal Home Loan Mortgage Corp.	3.000	11/01/51		1,947	1,686,437
Federal Home Loan Mortgage Corp.	3.000	01/01/52		1,692	1,479,118

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	02/01/52	2,706	$2,335,416
Federal Home Loan Mortgage Corp.	3.000	03/01/52	544	475,186
Federal Home Loan Mortgage Corp.	3.500	10/01/45	2,595	2,382,329
Federal Home Loan Mortgage Corp.	3.500	09/01/46	6,700	6,150,564
Federal Home Loan Mortgage Corp.	3.500	01/01/52	8,143	7,309,392
Federal Home Loan Mortgage Corp.	3.500	02/01/52	591	530,612
Federal Home Loan Mortgage Corp.	4.500	09/01/42	10,975	10,734,191
Federal Home Loan Mortgage Corp.	4.500	06/01/52	832	790,014
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,557	4,437,855
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,539	1,524,560
Federal Home Loan Mortgage Corp.	5.500	10/01/54	3,976	3,938,797
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,883	1,896,546
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,881	1,893,538
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,899	1,929,614
Federal Home Loan Mortgage Corp.	6.000	04/01/53	1,436	1,444,956
Federal Home Loan Mortgage Corp.	6.000	09/01/54	4,652	4,682,215
Federal National Mortgage Assoc.	2.000	11/01/50	5,375	4,299,999
Federal National Mortgage Assoc.	2.000	12/01/50	6,033	4,825,059
Federal National Mortgage Assoc.	2.000	04/01/51	16,355	13,050,779
Federal National Mortgage Assoc.	2.500	02/01/51	1,976	1,651,512
Federal National Mortgage Assoc.	2.500	03/01/51	1,629	1,354,314
Federal National Mortgage Assoc.	3.000	08/01/43	372	331,063
Federal National Mortgage Assoc.	3.000	04/01/48	5,333	4,749,651
Federal National Mortgage Assoc.	3.000	07/01/51	502	436,446
Federal National Mortgage Assoc.	3.000	02/01/52	482	416,122
Federal National Mortgage Assoc.	3.500	TBA	5,500	4,916,922
Federal National Mortgage Assoc.	3.500	01/01/50	692	634,641
Federal National Mortgage Assoc.	3.500	05/01/52	5,601	5,011,725
Federal National Mortgage Assoc.	3.500	06/01/52	2,515	2,260,360
Federal National Mortgage Assoc.	4.000	TBA	7,500	6,929,029
Federal National Mortgage Assoc.	4.000	03/01/48	10,016	9,492,690
Federal National Mortgage Assoc.	4.000	06/01/52	1,635	1,512,475
Federal National Mortgage Assoc.	4.500	TBA	7,000	6,645,136
Federal National Mortgage Assoc.	4.500	06/01/52	2,849	2,705,967
Federal National Mortgage Assoc.	5.000	TBA	4,500	4,372,338
Federal National Mortgage Assoc.	5.000	07/01/52	2,180	2,120,809
Federal National Mortgage Assoc.	5.500	10/01/52	821	814,977
Federal National Mortgage Assoc.(k)	5.500	11/01/52	24,032	23,927,170
Federal National Mortgage Assoc.	5.500	12/01/52	5,380	5,341,903
Federal National Mortgage Assoc.	6.000	11/01/52	978	986,277
Federal National Mortgage Assoc.	6.000	12/01/52	1,294	1,303,890
Federal National Mortgage Assoc.	6.000	04/01/53	1,402	1,411,494
Federal National Mortgage Assoc.	6.000	08/01/54	2,648	2,665,370
Federal National Mortgage Assoc.	6.000	09/01/54	3,572	3,595,264
Government National Mortgage Assoc.	2.000	10/20/50	9,458	7,725,269

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 39

Schedule of Investments  (continued)

as of October 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.500%	09/20/51	3,028	$2,567,051
Government National Mortgage Assoc.	3.500	12/20/51	4,853	4,395,524
Government National Mortgage Assoc.	4.000	TBA	6,500	6,051,602
Government National Mortgage Assoc.	4.000	01/20/50	1,941	1,823,967
Government National Mortgage Assoc.	4.500	08/20/52	5,245	5,015,749
Government National Mortgage Assoc.	6.500	TBA	3,500	3,555,749

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $228,889,817)				228,419,171

U.S. TREASURY OBLIGATIONS 23.8%
U.S. Treasury Bonds(k)	2.250	05/15/41	21,500	15,795,781
U.S. Treasury Bonds	2.375	11/15/49	41,450	27,752,070
U.S. Treasury Bonds	3.000	02/15/49	4,085	3,116,089
U.S. Treasury Bonds(h)	3.375	11/15/48	108,955	89,138,809
U.S. Treasury Bonds	3.625	02/15/53	1,000	858,125
U.S. Treasury Bonds	4.625	05/15/54	535	547,456
U.S. Treasury Notes	0.625	07/31/26	117,305	110,312,523
U.S. Treasury Notes	0.750	04/30/26	15,105	14,348,570
U.S. Treasury Notes	0.750	05/31/26	121,975	115,561,784
U.S. Treasury Notes	3.875	09/30/29	4,110	4,056,698
U.S. Treasury Notes	3.875	12/31/29	11,595	11,435,569
U.S. Treasury Notes(h)	4.000	12/15/25	190,845	190,211,335
U.S. Treasury Notes	4.250	12/31/25	25,000	24,984,375
U.S. Treasury Notes	4.625	09/30/30	23,860	24,391,258
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	531,618
U.S. Treasury Strips Coupon(k)	3.512(s)	11/15/41	24,100	10,704,731
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	74,308
U.S. Treasury Strips Coupon	4.663(s)	02/15/50	340	103,886
U.S. Treasury Strips Coupon	4.770(s)	11/15/49	580	178,735

TOTAL U.S. TREASURY OBLIGATIONS (cost $649,717,860)				644,103,720

			Shares

AFFILIATED EXCHANGE-TRADED FUNDS 5.3%
PGIM AAA CLO ETF			507,750	26,037,420
PGIM Ultra Short Bond ETF			2,350,000	116,912,500

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $142,659,892)(wa)				142,949,920

See Notes to Financial Statements.

40

Description	Shares	Value

COMMON STOCKS 0.2%

Chemicals 0.1%

TPC Group, Inc. (original cost $609,113; purchased 12/15/22)*^(f)	56,219	$2,136,322

Entertainment 0.1%

Codere Group Topco SA (Spain) (Class A1 Stock)*^	31,469	855,760
Codere Group Topco SA (Spain) (Class A2 Stock)*^	14,649	398,361

		1,254,121

Gas Utilities 0.0%

Ferrellgas Partners LP (Class B Stock)^	6,534	1,161,492

Oil, Gas & Consumable Fuels 0.0%

Expand Energy Corp.	12,570	1,064,930

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $178,523; purchased 01/29/24 - 01/30/24)*^(f)	147,816	371,018
Intelsat Emergence SA (Luxembourg)*	19,703	596,834

		967,852

TOTAL COMMON STOCKS (cost $2,597,444)		6,584,717

PREFERRED STOCKS 0.0%

Electronic Equipment, Instruments & Components 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545	545,000

Wireless Telecommunication Services 0.0%

Digicel International Finance Ltd. (Jamaica) (original cost $94,170; purchased 01/26/24 - 01/29/24)*^(f)	15,636	170,509

TOTAL PREFERRED STOCKS (cost $644,620)		715,509

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 41

Schedule of Investments  (continued)

as of October 31, 2024

Description	Units	Value

WARRANTS* 0.0%

Entertainment
Codere Group Topco SA (Spain), expiring 09/30/34^ (cost $1,320)	34	$370

TOTAL LONG-TERM INVESTMENTS (cost $2,672,033,318)		2,667,495,390

	Shares

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS 3.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)	77,461,364	77,461,364
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $10,364,860; includes $10,324,002 of cash collateral for securities on loan)(b)(wa)	10,370,296	10,365,111

TOTAL AFFILIATED MUTUAL FUNDS (cost $87,826,224)		87,826,475

OPTIONS PURCHASED*~ 0.0% (cost $55,072)		104,724

TOTAL SHORT-TERM INVESTMENTS (cost $87,881,296)		87,931,199

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7% (cost $2,759,914,614)		2,755,426,589

OPTIONS WRITTEN*~ (0.0)% (premiums received $487,537)		(214,901)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $2,759,427,077)		2,755,211,688
Liabilities in excess of other assets(z) (1.7)%		(47,251,976)

NET ASSETS 100.0%		$2,707,959,712

Below is a list of the abbreviation(s) used in the annual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

See Notes to Financial Statements.

42

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMS—Constant Maturity Swap

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 43

Schedule of Investments  (continued)

as of October 31, 2024

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~

See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,463,821 and 0.7% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,119,362; cash collateral of $10,324,002 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,643,657. The aggregate value of $6,013,256 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at October 31, 2024:

	Principal
	Amount	Current	Unrealized	Unrealized
Issuer	(000)#	Value	Appreciation	Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $934,418)^	949	$934,418	$—	$—

See Notes to Financial Statements.

44

Unfunded loan commitment outstanding at October 31, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $352,757)^	357	$352,935	$178	$—

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc.	5.500%	TBA	12/12/24	$(33,000)	$(32,670,999)
Federal National Mortgage Assoc.	6.000%	TBA	11/14/24	(10,000)	(10,063,748)
Federal National Mortgage Assoc.	6.000%	TBA	12/12/24	(10,500)	(10,562,013)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $53,785,478)					$(53,296,760)

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.19%	—	37,180	$12,947
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.13%	—	24,790	15,791
Currency Option USD vs TRY	Call	DB	11/22/24	48.00	—	3,246	574
Currency Option USD vs MXN	Put	CITI	11/26/24	17.00	—	1,628	147
Currency Option USD vs MXN	Put	DB	11/26/24	17.00	—	1,638	148

Total OTC Traded (cost $55,072)							$29,607

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.83%	2.83%(A)	1 Day SOFR(A)/ 4.90%	26,570	$10,136
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.44%	3.44%(A)	1 Day SOFR(A)/ 4.90%	26,570	605
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.84%	1 Day SOFR(A)/ 4.90%	3.84%(A)	26,570	64,376

Total OTC Swaptions (cost $0)								$75,117

Total Options Purchased (cost $55,072)								$104,724

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 45

Schedule of Investments  (continued)

as of October 31, 2024

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 10 CMS Curve CAP	Call	JPM	01/02/25	0.49%	—	37,180	$(2,333)
2-Year 10 CMS Curve CAP	Call	JPM	01/21/25	0.43%	—	24,790	(3,930)
Currency Option USD vs TRY	Call	DB	11/22/24	35.45	—	3,246	(32,461)
Currency Option USD vs MXN	Put	CITI	11/26/24	19.50	—	1,628	(22,952)
Currency Option USD vs MXN	Put	DB	11/26/24	20.00	—	1,638	(40,472)

Total OTC Traded (premiums received $122,672)							$(102,148)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2-Year Interest Rate Swap, 01/08/27	Call	CITI	01/06/25	2.52%	1 Day SOFR(A)/ 4.90%	2.52%(A)	53,140	$(9,267)
2-Year Interest Rate Swap, 11/13/26	Call	JPM	11/08/24	3.24%	1 Day SOFR(A)/ 4.90%	3.24%(A)	53,140	(110)
2-Year Interest Rate Swap, 11/13/26	Put	JPM	11/08/24	3.99%	3.99%(A)	1 Day SOFR(A)/ 4.90%	53,140	(49,980)
CDX.NA.IG.43.V1, 06/20/29	Put	BNP	11/20/24	0.70%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	243,420	(32,637)
CDX.NA.IG.43.V1, 06/20/29	Put	GSI	11/20/24	0.80%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	249,000	(20,759)

Total OTC Swaptions (premiums received $364,865)								$(112,753)

Total Options Written (premiums received $487,537)								$(214,901)

Option Purchased

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.HY.43.V1, 12/20/29	Put	01/15/25	$106.00	CDX.NA.HY.43. V1(Q)	5.00%(Q)	18,820	$176,721	$1,695

(cost $175,026)

See Notes to Financial Statements.

46

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

CDX.NA.IG.43.V1, 12/20/29	Call	01/15/25	0.50%	CDX.NA.IG.43. V1(Q)	1.00%(Q)	94,100	$(55,267)	$42,362
CDX.NA.IG.43.V1, 12/20/29	Put	01/15/25	0.75%	1.00%(Q)	CDX.NA.IG.43. V1(Q)	94,100	(63,820)	7,931

Total Centrally Cleared Swaptions (premiums received $169,380)							$(119,087)	$50,293

Futures contracts outstanding at October 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
511	3 Month CME SOFR	Dec. 2024	$121,649,937	$158,752

Short Positions:
93	3 Month CME SOFR	Mar. 2025	22,231,650	37,030
93	3 Month CME SOFR	Jun. 2025	22,304,888	71,905
1,736	2 Year U.S. Treasury Notes	Dec. 2024	357,521,062	1,860,918
276	5 Year Euro-Bobl	Dec. 2024	35,470,875	289,439
4,596	5 Year U.S. Treasury Notes	Dec. 2024	492,849,210	11,358,982
46	10 Year Euro-Bund	Dec. 2024	6,594,811	89,774
1,007	10 Year U.S. Treasury Notes	Dec. 2024	111,242,031	3,051,539
517	10 Year U.S. Ultra Treasury Notes	Dec. 2024	58,808,750	1,350,774
1,054	20 Year U.S. Treasury Bonds	Dec. 2024	124,339,062	6,710,379
331	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	41,581,875	786,610
325	Euro Schatz Index	Dec. 2024	37,663,888	36,847

				25,644,197

				$25,802,949

Forward foreign currency exchange contracts outstanding at October 31, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNP	BRL	20,337	$3,550,000	$3,515,500	$—	$(34,500)
Expiring 11/04/24	GSI	BRL	63,041	11,333,756	10,897,179	—	(436,577)
Expiring 12/03/24	BNYM	BRL	83,647	14,628,493	14,412,406	—	(216,087)
Chilean Peso,
Expiring 12/18/24	BARC	CLP	1,463,802	1,586,000	1,522,067	—	(63,933)
Expiring 12/18/24	CITI	CLP	3,163,979	3,443,000	3,289,917	—	(153,083)
Expiring 12/18/24	CITI	CLP	1,203,626	1,309,000	1,251,534	—	(57,466)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 47

Schedule of Investments  (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 12/18/24	GSI	CLP	1,703,763	$1,806,058	$1,771,579	$—	$(34,479)
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	10,979	1,542,000	1,543,038	1,038	—
Expiring 11/12/24	BOA	CNH	39,889	5,601,000	5,606,209	5,209	—
Expiring 11/12/24	CITI	CNH	33,697	4,784,000	4,735,864	—	(48,136)
Expiring 11/12/24	JPM	CNH	67,530	9,603,000	9,490,949	—	(112,051)
Expiring 11/12/24	JPM	CNH	28,368	4,019,000	3,986,921	—	(32,079)
Colombian Peso,
Expiring 12/18/24	BARC	COP	13,344,818	3,074,000	2,995,916	—	(78,084)
Expiring 12/18/24	CITI	COP	9,639,834	2,240,436	2,164,146	—	(76,290)
Expiring 12/18/24	CITI	COP	9,492,637	2,181,965	2,131,100	—	(50,865)
Czech Koruna,
Expiring 01/21/25	MSI	CZK	34,501	1,483,000	1,485,656	2,656	—
Euro,
Expiring 01/21/25	JPM	EUR	2,956	3,216,156	3,226,971	10,815	—
Hungarian Forint,
Expiring 01/21/25	DB	HUF	1,869,946	4,998,999	4,960,953	—	(38,046)
Indian Rupee,
Expiring 12/18/24	BNP	INR	449,932	5,336,000	5,340,587	4,587	—
Expiring 12/18/24	GSI	INR	560,691	6,684,000	6,655,281	—	(28,719)
Expiring 12/18/24	HSBC	INR	495,185	5,874,497	5,877,734	3,237	—
Expiring 12/18/24	HSBC	INR	397,321	4,724,000	4,716,117	—	(7,883)
Expiring 12/18/24	UAG	INR	520,429	6,175,000	6,177,376	2,376	—
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	49,300,017	3,233,000	3,132,990	—	(100,010)
Expiring 12/18/24	DB	IDR	23,567,224	1,546,000	1,497,684	—	(48,316)
Expiring 12/18/24	MSI	IDR	234,504,000	15,155,593	14,902,604	—	(252,989)
Expiring 12/18/24	SCB	IDR	54,942,132	3,526,000	3,491,543	—	(34,457)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	133,632	6,615,444	6,622,639	7,195	—
Philippine Peso,
Expiring 12/18/24	CITI	PHP	117,874	2,088,114	2,022,035	—	(66,079)
Expiring 12/18/24	HSBC	PHP	315,814	5,598,051	5,417,539	—	(180,512)
Expiring 12/18/24	HSBC	PHP	275,440	4,883,886	4,724,962	—	(158,924)
Expiring 12/18/24	HSBC	PHP	224,309	3,900,000	3,847,834	—	(52,166)
Expiring 12/18/24	JPM	PHP	280,551	4,880,000	4,812,633	—	(67,367)
Polish Zloty,
Expiring 01/21/25	DB	PLN	24,771	6,253,232	6,170,026	—	(83,206)
South African Rand,
Expiring 12/18/24	HSBC	ZAR	18,404	1,044,000	1,039,547	—	(4,453)
Expiring 12/18/24	JPM	ZAR	22,770	1,303,000	1,286,107	—	(16,893)
Expiring 12/18/24	MSI	ZAR	57,351	3,224,000	3,239,383	15,383	—

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 12/18/24	MSI	ZAR	28,034	$1,595,000	$1,583,435	$—	$(11,565)
Expiring 12/18/24	SSB	ZAR	55,729	3,187,000	3,147,735	—	(39,265)
Expiring 12/18/24	TD	ZAR	27,928	1,543,000	1,577,493	34,493	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	5,037,464	3,777,000	3,671,298	—	(105,702)
Expiring 12/18/24	CITI	KRW	4,121,363	3,115,000	3,003,645	—	(111,355)
Expiring 12/18/24	HSBC	KRW	5,012,360	3,847,000	3,653,003	—	(193,997)
Thai Baht,
Expiring 12/18/24	CITI	THB	50,172	1,551,000	1,491,782	—	(59,218)
Expiring 12/18/24	GSI	THB	112,460	3,365,000	3,343,839	—	(21,161)
Expiring 12/18/24	HSBC	THB	133,942	4,007,000	3,982,564	—	(24,436)
Expiring 12/18/24	HSBC	THB	126,437	3,931,000	3,759,405	—	(171,595)
Expiring 12/18/24	JPM	THB	110,716	3,368,000	3,291,986	—	(76,014)
Expiring 12/18/24	JPM	THB	81,749	2,475,734	2,430,676	—	(45,058)
Expiring 12/18/24	SCB	THB	109,776	3,320,000	3,264,019	—	(55,981)
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	102,212	2,880,423	2,968,507	88,084	—
Expiring 11/13/24	CITI	TRY	119,720	3,366,794	3,447,866	81,072	—
Expiring 11/13/24	HSBC	TRY	133,889	3,756,176	3,855,928	99,752	—
Expiring 11/20/24	CITI	TRY	121,057	3,394,000	3,460,320	66,320	—
Expiring 11/20/24	CITI	TRY	121,057	3,427,208	3,460,321	33,113	—
Expiring 12/05/24	BOA	TRY	267,214	7,451,591	7,518,937	67,346	—
Expiring 12/11/24	BARC	TRY	82,459	2,292,442	2,306,138	13,696	—
Expiring 12/12/24	HSBC	TRY	106,072	2,972,860	2,963,505	—	(9,355)
Expiring 12/18/24	BARC	TRY	105,900	2,731,214	2,940,836	209,622	—
Expiring 12/18/24	BARC	TRY	79,775	2,059,549	2,215,332	155,783	—

				$245,857,671	$243,301,096	901,777	(3,458,352)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 11/04/24	BNYM	BRL	83,378	$14,627,785	$14,412,678	$215,107	$—
British Pound,
Expiring 01/21/25	HSBC	GBP	35,981	46,826,614	46,383,914	442,700	—
Chilean Peso,
Expiring 12/18/24	BARC	CLP	1,659,464	1,752,500	1,725,517	26,983	—
Expiring 12/18/24	BARC	CLP	1,654,031	1,752,500	1,719,868	32,632	—
Expiring 12/18/24	TD	CLP	3,160,704	3,467,000	3,286,512	180,488	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 49

Schedule of Investments  (continued)

as of October 31, 2024

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	211,556	$29,704,222	$29,733,100	$—	$(28,878)
Expiring 11/12/24	MSI	CNH	37,506	5,264,000	5,271,263	—	(7,263)
Expiring 11/12/24	MSI	CNH	37,285	5,235,000	5,240,237	—	(5,237)
Colombian Peso,
Expiring 12/18/24	BARC	COP	6,588,575	1,554,000	1,479,137	74,863	—
Expiring 12/18/24	DB	COP	9,101,534	2,128,740	2,043,297	85,443	—
Expiring 12/18/24	DB	COP	8,807,871	2,045,260	1,977,370	67,890	—
Expiring 12/18/24	GSI	COP	14,234,532	3,380,000	3,195,657	184,343	—
Expiring 12/18/24	GSI	COP	10,323,864	2,440,399	2,317,711	122,688	—
Czech Koruna,
Expiring 01/21/25	BNP	CZK	189,077	8,224,792	8,141,915	82,877	—
Expiring 01/21/25	CITI	CZK	189,077	8,161,496	8,141,916	19,580	—
Expiring 01/21/25	UAG	CZK	79,378	3,429,000	3,418,132	10,868	—
Euro,
Expiring 01/21/25	BARC	EUR	109,187	119,884,876	119,195,943	688,933	—
Expiring 01/21/25	CITI	EUR	2,956	3,205,043	3,226,972	—	(21,929)
Expiring 01/21/25	GSI	EUR	103,369	112,937,736	112,844,429	93,307	—
Expiring 01/21/25	SSB	EUR	85,849	94,662,062	93,718,356	943,706	—
Hungarian Forint,
Expiring 01/21/25	UAG	HUF	998,314	2,710,158	2,648,519	61,639	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	128,014	4,042,000	4,029,411	12,589	—
Expiring 12/18/24	CITI	TWD	398,746	12,400,756	12,551,052	—	(150,296)
Expiring 12/18/24	HSBC	TWD	172,033	5,371,000	5,414,964	—	(43,964)
Expiring 12/18/24	JPM	TWD	188,974	5,973,384	5,948,198	25,186	—
Expiring 12/18/24	JPM	TWD	150,250	4,757,000	4,729,307	27,693	—
Expiring 12/18/24	MSI	TWD	261,847	8,296,000	8,241,959	54,041	—
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	16,872	4,436,961	4,468,860	—	(31,899)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	408,513	7,304,000	7,007,711	296,289	—
Expiring 12/18/24	HSBC	PHP	135,461	2,412,306	2,323,720	88,586	—
Expiring 12/18/24	HSBC	PHP	131,805	2,345,694	2,261,002	84,692	—
Singapore Dollar,
Expiring 12/18/24	BOA	SGD	4,938	3,835,000	3,747,786	87,214	—
Expiring 12/18/24	GSI	SGD	6,157	4,691,000	4,672,942	18,058	—
Expiring 12/18/24	SCB	SGD	8,216	6,321,701	6,235,583	86,118	—
South African Rand,
Expiring 12/18/24	BARC	ZAR	25,597	1,420,674	1,445,788	—	(25,114)
Expiring 12/18/24	JPM	ZAR	63,482	3,583,000	3,585,694	—	(2,694)
South Korean Won,
Expiring 12/18/24	BOA	KRW	5,626,898	4,143,000	4,100,877	42,123	—

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at October 31, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/18/24	BOA	KRW	4,753,936	$3,523,000	$3,464,663	$58,337	$—
Expiring 12/18/24	BOA	KRW	3,804,434	2,843,969	2,772,667	71,302	—
Expiring 12/18/24	BOA	KRW	2,088,577	1,551,000	1,522,152	28,848	—
Expiring 12/18/24	CITI	KRW	3,071,944	2,332,000	2,238,829	93,171	—
Expiring 12/18/24	HSBC	KRW	4,889,097	3,557,000	3,563,168	—	(6,168)
Expiring 12/18/24	MSI	KRW	8,898,505	6,694,506	6,485,220	209,286	—
Thai Baht,
Expiring 12/18/24	JPM	THB	458,138	13,690,069	13,622,052	68,017	—
Expiring 12/18/24	JPM	THB	224,725	6,703,221	6,681,876	21,345	—
Expiring 12/18/24	JPM	THB	115,768	3,449,434	3,442,178	7,256	—
Turkish Lira,
Expiring 11/05/24	HSBC	TRY	102,212	2,973,867	2,968,507	5,360	—
Expiring 12/18/24	BARC	TRY	128,357	3,478,000	3,564,471	—	(86,471)

				$605,522,725	$601,213,080	4,719,558	(409,913)

						$5,621,335	$(3,868,265)

Credit default swap agreements outstanding at October 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q	)	2,000	$391,613	$2,163	$389,450	BARC
Dominican Republic	12/20/29	1.000%(Q	)	2,000	62,544	2,163	60,381	BARC
Emirate of Abu Dhabi	12/20/29	1.000%(Q	)	2,000	(55,920)	2,163	(58,083)	BARC
Federal Republic of Nigeria	12/20/29	1.000%(Q	)	2,000	375,683	2,163	373,520	BARC
Federation of Malaysia	12/20/29	1.000%(Q	)	3,000	(85,931)	3,245	(89,176)	BARC
Federative Republic of Brazil	12/20/29	1.000%(Q	)	9,000	220,042	9,734	210,308	BARC
Kingdom of Bahrain	12/20/29	1.000%(Q	)	2,000	75,837	2,163	73,674	BARC
Kingdom of Morocco	12/20/29	1.000%(Q	)	2,000	(6,952)	2,163	(9,115)	BARC
Kingdom of Saudi Arabia	12/20/29	1.000%(Q	)	5,000	(93,537)	5,408	(98,945)	BARC
People’s Republic of China	12/20/29	1.000%(Q	)	9,000	(160,956)	9,734	(170,690)	BARC
Republic of Argentina	12/20/29	1.000%(Q	)	2,000	923,634	2,163	921,471	BARC
Republic of Chile	12/20/29	1.000%(Q	)	6,000	(120,700)	6,490	(127,190)	BARC
Republic of Colombia	12/20/29	1.000%(Q	)	7,000	352,247	7,571	344,676	BARC

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 51

Schedule of Investments  (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia	12/20/29	1.000%(Q	)	8,000	$(121,107)	$8,653	$(129,760)	BARC
Republic of Panama	12/20/29	1.000%(Q	)	2,000	71,009	2,163	68,846	BARC
Republic of Peru	12/20/29	1.000%(Q	)	3,000	(29,688)	3,245	(32,933)	BARC
Republic of Philippines	12/20/29	1.000%(Q	)	3,000	(58,750)	3,245	(61,995)	BARC
Republic of South Africa	12/20/29	1.000%(Q	)	9,000	356,361	9,734	346,627	BARC
Republic of Turkey	12/20/29	1.000%(Q	)	9,000	642,668	9,734	632,934	BARC
State of Qatar	12/20/29	1.000%(Q	)	2,000	(56,438)	2,163	(58,601)	BARC
Sultanate of Oman	12/20/29	1.000%(Q	)	2,000	(1,303)	2,163	(3,466)	BARC
United Mexican States	12/20/29	1.000%(Q	)	9,000	100,149	9,734	90,415	BARC

					$2,780,505	$108,157	$2,672,348

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q	)	100,000	1.679%	$(2,903,284)	$(168,064)	$(2,735,220)	BARC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M	)	9,062	*	$13,055	$—	$13,055	GSI

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q	)		1,950	$(330,445)	$(286,253)	$(44,192)	GSI
Antero Resources Corp.	06/20/29	5.000%(Q	)		1,950	(325,309)	(316,009)	(9,300)	GSI
Arab Republic of Egypt	06/20/30	1.000%(Q	)		1,800	384,704	382,483	2,221	GSI
Bombardier, Inc.	06/20/29	5.000%(Q	)		1,950	(282,988)	(205,572)	(77,416)	GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q	)		1,950	(276,048)	(229,836)	(46,212)	GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q	)		1,950	(361,002)	(341,865)	(19,137)	GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q	)		1,950	(208,082)	(238,330)	30,248	GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q	)		1,950	(347,652)	(327,943)	(19,709)	GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q	)		1,950	(367,442)	(76,717)	(290,725)	GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q	)		1,950	(328,822)	(297,883)	(30,939)	GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q	)		1,950	(329,916)	(301,486)	(28,430)	GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q	)		1,950	(342,792)	(319,668)	(23,124)	GSI
HUB International Ltd.	06/20/29	5.000%(Q	)		1,950	(294,965)	(258,121)	(36,844)	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q	)		3,000	47,332	56,545	(9,213)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		15,000	(231,251)	(124,205)	(107,046)	GSI
Kingdom of Morocco	12/20/27	1.000%(Q	)		10,000	(154,167)	—	(154,167)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q	)		5,000	(77,084)	(41,402)	(35,682)	GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q	)		1,950	(360,904)	(334,419)	(26,485)	GSI
Medline Borrower LP	06/20/29	5.000%(Q	)		1,950	(338,638)	(270,342)	(68,296)	GSI
Murphy Oil Corp.	06/20/29	1.000%(Q	)		1,950	37,723	7,800	29,923	GSI
Organon & Co/Organon Foreign Debt Co-Issuer BV	06/20/29	5.000%(Q	)		1,950	(282,333)	(229,836)	(52,497)	GSI
PG&E Corp.	06/20/29	5.000%(Q	)		1,950	(330,779)	(278,270)	(52,509)	GSI
Post Holdings, Inc.	06/20/29	5.000%(Q	)		1,950	(316,345)	(288,926)	(27,419)	GSI
Republic of Romania	12/20/29	1.000%(Q	)	EUR	4,500	86,173	179,415	(93,242)	BARC

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 53

Schedule of Investments  (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	06/20/26	1.000%(Q	)		20,000	$(123,366)	$98,238	$(221,604)	GSI
Safeway, Inc.	06/20/29	5.000%(Q	)		1,950	(353,514)	(341,865)	(11,649)	GSI
Standard Industries, Inc.	06/20/29	5.000%(Q	)		1,950	(347,810)	(319,668)	(28,142)	GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q	)		1,950	(335,734)	(292,501)	(43,233)	GSI
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	4,420	266	(1,515)	1,781	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q	)	EUR	1,475	88	(504)	592	BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q	)		1,950	(376,781)	(326,099)	(50,682)	GSI
United Mexican States	12/20/24	1.000%(Q	)		1,000	(2,118)	(319)	(1,799)	BARC
United Mexican States	12/20/24	1.000%(Q	)		440	(932)	83	(1,015)	CITI
United Rentals North America, Inc.	06/20/29	5.000%(Q	)		1,950	(355,051)	(317,837)	(37,214)	GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q	)		1,950	(261,056)	(223,929)	(37,127)	GSI
Weatherford International Ltd.	06/20/29	5.000%(Q	)		1,950	(307,403)	(311,451)	4,048	GSI

						$(7,794,443)	$(6,178,207)	$(1,616,236)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q	)		3,030	0.289%	$27,573	$24,715	$ 2,858	GSI
BNP Paribas SA	12/20/24	1.000%(Q	)	EUR	3,200	0.192%	7,933	3,964	3,969	BARC
Citigroup, Inc.	12/20/25	1.000%(Q	)		3,030	0.239%	29,277	25,056	4,221	GSI
General Motors Co.	06/20/26	5.000%(Q	)		2,230	0.300%	179,622	142,031	37,591	GSI
Halliburton Co.	12/20/26	1.000%(Q	)		910	0.308%	14,013	3,724	10,289	GSI
Lincoln National Corp.	12/20/29	1.000%(Q	)		5,300	1.350%	(77,717)	(108,286)	30,569	BARC
Morgan Stanley	12/20/25	1.000%(Q	)		3,030	0.254%	28,758	24,715	4,043	GSI

See Notes to Financial Statements.

54

Schedule of Investments  (continued)

as of October 31, 2024

Credit default swap agreements outstanding at October 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q	)		1,000	1.268%	$798	$(1,402)	$2,200	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q	)		440	1.268%	351	(1,114)	1,465	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q	)		1,230	1.475%	(2,233)	(4,244)	2,011	MSI
Republic of Italy	12/20/24	1.000%(Q	)		4,850	0.076%	11,811	6,299	5,512	BARC
Simon Property Group LP	06/20/26	1.000%(Q	)		1,980	0.232%	26,485	7,511	18,974	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	4,420	0.189%	1,809	965	844	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	1,545	0.189%	633	450	183	DB
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	1,475	0.189%	603	319	284	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q	)	EUR	1,000	0.189%	409	(284)	693	BNP
U.S. Treasury Notes	03/20/25	0.250%(Q	)	EUR	2,995	0.242%	1,055	1,461	(406)	BARC
UBS Group AG	03/20/25	1.000%(Q	)	EUR	5,500	0.186%	25,718	18,268	7,450	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q	)		680	0.330%	8,027	4,659	3,368	GSI

							$284,925	$148,807	$136,118

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/34	1.000%(Q	)	60,938	0.944%	$416,715	$339,907	$(76,808)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 55

Schedule of Investments  (continued)

as of October 31, 2024

particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2024:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR 4,883	1 Day SOFR(A)/ 4.900%	JPM	09/27/29	$(113,652)	$—	$(113,652)

See Notes to Financial Statements.

56

Interest rate swap agreements outstanding at October 31, 2024:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	$(28,953)	$183,103	$212,056
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.950%	1,652,770	1,895,233	242,463
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(30,882)	309,614	340,496
	6,572	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.900%	—	(9,570)	(9,570)
	8,268	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.900%	—	1,723	1,723
	110,000	05/13/25	5.140%(T)	1 Day SOFR(1)(T)/ 4.900%	—	(296,815)	(296,815)
	24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.900%	—	(94,206)	(94,206)
	45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 4.900%	—	(344,766)	(344,766)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.900%	2,236	(160,511)	(162,747)
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 4.900%	1,776,548	1,574,603	(201,945)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 4.900%	—	182,047	182,047
	3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.900%	1,540,576	1,446,365	(94,211)

					$4,912,295	$4,686,820	$(225,475)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.900%	JPM	03/20/25	(26,320)	$492,810	$—	$492,810

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 57

Schedule of Investments  (continued)

as of October 31, 2024

Total return swap agreements outstanding at October 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(3,245)	$203,419	$—	$203,419
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(59,681)	3,343,070	—	3,343,070

					$4,039,299	$—	$4,039,299

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of October 31, 2024, termination date 03/20/2025:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value

Sysco Corp.	4,000,000	$4,507,517	1.53%
Morgan Stanley	4,000,000	4,191,980	1.42%
Dell International LLC	4,000,000	4,052,133	1.38%
Northrop Grumman Corp.	4,000,000	3,997,105	1.36%
United Parcel Service, Inc.	4,000,000	3,980,125	1.35%
Conagra Brands, Inc.	4,000,000	3,894,811	1.32%
FedEx Corp.	4,000,000	3,860,828	1.31%
Fox Corp.	4,000,000	3,852,339	1.31%
Telefonica Emisiones, S.A.U.	4,000,000	3,839,978	1.30%
Keurig Dr Pepper, Inc.	4,000,000	3,831,115	1.30%
TransCanada PipeLines Ltd.	4,000,000	3,804,246	1.29%
Wells Fargo & Co.	4,000,000	3,741,076	1.27%
HCA, Inc.	4,000,000	3,702,179	1.26%
The Walt Disney Co.	4,000,000	3,694,073	1.26%
Cigna Corp.	4,000,000	3,619,802	1.23%
Bristol-Myers Squibb Co.	4,000,000	3,475,924	1.18%
ExxonMobil Corp.	4,000,000	3,458,394	1.18%
Fiserv, Inc.	4,000,000	3,440,082	1.17%
Thermo Fisher Scientific, Inc.	4,000,000	3,400,872	1.16%

See Notes to Financial Statements.

58

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value

T-Mobile USA, Inc.	4,000,000	$3,400,339	1.16%
Eli Lilly and Co.	4,000,000	3,315,718	1.13%
Bank of America Corp.	4,000,000	3,303,043	1.12%
Johnson & Johnson	4,000,000	3,301,385	1.12%
Enterprise Products Operating LLC	4,000,000	3,298,037	1.12%
Intel Corp.	4,000,000	3,281,101	1.11%
McDonald’s Corp.	4,000,000	3,280,431	1.11%
Mastercard, Inc.	4,000,000	3,237,399	1.10%
Progressive Corp.	4,000,000	3,227,235	1.10%
Deere & Co.	4,000,000	3,226,229	1.10%
Vodafone Group PLC	4,000,000	3,182,380	1.08%
Union Electric Co.	4,000,000	3,169,445	1.08%
Global Payments, Inc.	4,000,000	3,145,591	1.07%
NVIDIA Corp.	4,000,000	3,126,323	1.06%
Becton, Dickinson & Co.	4,000,000	3,124,093	1.06%
Equinor ASA	4,000,000	3,117,383	1.06%
Paramount Group, Inc.	4,000,000	3,066,519	1.04%
Oracle Corp.	4,000,000	3,064,638	1.04%
Dollar General Corp.	4,000,000	3,033,274	1.03%
Southern California Edison Co.	4,000,000	3,019,926	1.03%
Humana, Inc.	4,000,000	3,003,392	1.02%
Entergy Corp.	4,000,000	2,999,035	1.02%
eBay, Inc.	4,000,000	2,996,014	1.02%
Carrier Global Corp.	4,000,000	2,985,419	1.01%
Rogers Communications, Inc.	4,000,000	2,969,088	1.01%
Altria Group, Inc.	4,000,000	2,961,079	1.01%
Nike, Inc.	4,000,000	2,948,868	1.00%
Starbucks Corp.	4,000,000	2,944,006	1.00%
Verizon Communications, Inc.	4,000,000	2,939,079	1.00%
Suncor Energy, Inc.	4,000,000	2,932,072	1.00%
Dow Chemical Co. (The)	4,000,000	2,925,896	0.99%

		$168,869,016

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,096,858	$(7,186,165)	$7,769,993	$(5,374,281)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 59

Schedule of Investments  (continued)

as of October 31, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$23,835,076

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$28,038,996	$—
Collateralized Loan Obligations	—	571,357,850	—
Consumer Loans	—	11,339,991	—
Equipment	—	1,518,919	—
Home Equity Loans	—	11,792,887	—
Other	—	8,478,666	—
Residential Mortgage-Backed Securities	—	5,246,654	3,314,800
Student Loans	—	3,063,114	—
Commercial Mortgage-Backed Securities	—	132,767,180	—
Corporate Bonds	—	620,363,921	2,186,142
Floating Rate and Other Loans	—	19,714,135	6,279,632
Municipal Bonds	—	6,688,912	—
Residential Mortgage-Backed Securities	—	100,095,994	1,031,182
Sovereign Bonds	—	111,443,008	—
U.S. Government Agency Obligations	—	228,419,171	—
U.S. Treasury Obligations	—	644,103,720	—
Affiliated Exchange-Traded Funds	142,949,920	—	—
Common Stocks	1,064,930	596,834	4,922,953
Preferred Stocks	—	—	715,509
Warrants	—	—	370

See Notes to Financial Statements.

60

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$87,826,475	$—		$—
Options Purchased	—	104,724		—

Total	$231,841,325	$2,505,134,676		$18,450,588

Investment in Securities (continued)
Liabilities
Options Written	$—	$(214,901)		$—

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$	—**
Unfunded Loan Commitment	—	—		178
Centrally Cleared Swaptions Purchased	—	1,695		—
Centrally Cleared Swaptions Written	—	50,293		—
Futures Contracts	25,802,949	—		—
OTC Forward Foreign Currency Exchange Contracts	—	5,621,335		—
OTC Packaged Credit Default Swap Agreements	—	3,571,787		—
OTC Credit Default Swap Agreements	—	921,161		13,055
Centrally Cleared Interest Rate Swap Agreements	—	978,785		—
OTC Total Return Swap Agreements	—	4,039,299		—

Total	$25,802,949	$15,184,355		$13,233

Liabilities
Forward Commitment Contracts	$—	$(53,296,760)		$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,868,265)		—
OTC Packaged Credit Default Swap Agreements	—	(3,694,566)		—
Centrally Cleared Credit Default Swap Agreement	—	(76,808)		—
OTC Credit Default Swap Agreements	—	(8,430,679)		—
OTC Currency Swap Agreement	—	(113,652)		—
Centrally Cleared Interest Rate Swap Agreements	—	(1,204,260)		—

Total	$—	$(70,684,990)		$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments, unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Centrally cleared swaptions, futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

**	Includes Level 3 investments with an aggregate value of $0.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 61

Schedule of Investments  (continued)

as of October 31, 2024

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage- Backed Securities	Common Stocks
Balance as of 10/31/23	$10,000,000	$4,219,918	$866,894	$3,048,360	$—	$1,236,818
Realized gain (loss)	—	(38,203)	4,931	(5,434)	—	—
Change in unrealized appreciation (depreciation)	104,101	(74,038)	102,477	162,665	927	2,141,640
Purchases/Exchanges/Issuances	—	—	1,217,887	3,477,746	1,150,001	930,269
Sales/Paydowns	—	(792,877)	(6,347)	(386,776)	(119,746)	(502,595)
Accrued discount/premium	—	—	300	4,236	—	—
Transfers into Level 3*	—	—	—	—	—	1,116,821
Transfers out of Level 3*	(10,104,101)	—	—	(21,165)	—	—

Balance as of 10/31/24	$—	$3,314,800	$2,186,142	$6,279,632	$1,031,182	$4,922,953

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(74,038)	$102,477	$159,638	$927	$2,141,640

	Preferred Bonds	Rights	Warrants	Option Written	Unfunded Corporate Bond Commitments	Unfunded Loan Commitments	OTC Credit Default Swap Agreements
Balance as of 10/31/23	$—	$21,125	$—	$(60)	$—	$(1,473)	$6,651
Realized gain (loss)	11,278	(19,643)	—	—	—	—	1,842
Change in unrealized appreciation (depreciation)	70,889	(21,117)	(950)	60	—	1,651	8,606
Purchases/Exchanges/Issuances	962,930	19,643	1,320	—	—	—	—
Sales/Paydowns	(329,588)	(8)	—	—	—	—	(4,044)
Accrued discount/premium	—	—	—	—	—	—	—
Transfers into Level 3*	—	—	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—	—

Balance as of 10/31/24	$715,509	$—	$370	$—	$—	$178	$13,055

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$70,889	$—	$(950)	$—	$—	$178	$13,055

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from

See Notes to Financial Statements.

62

Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of October 31, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities-Residential Mortgage-Backed Securities	$3,314,800	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds	11,202	Market	Recovery Value	Recovery Rate	0.68% - 100.00%
Corporate Bonds	346,081	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	2,767,929	Market	Comparable Bond	Yield Curve Spread Discount	350 bps
Common Stocks	1,161,492	Market	Adjusted Trade Price	Premium Rate	20%
Common Stocks	371,018	Market	Enterprise Value	EBITDA Multiple	4.0x
Preferred Stocks	170,509	Market	Enterprise Value	Recovery Rate	10.90%
Preferred Stocks	545,000	Market	Transaction Based	Unadjusted Price	NA

	$8,688,031

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of October 31, 2024, the aggregate value of these securities and/or derivatives was $9,775,790. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2024 were as follows:

U.S. Treasury Obligations	23.8%
Collateralized Loan Obligations	21.1
U.S. Government Agency Obligations	8.4
Affiliated Exchange-Traded Funds	5.3
Commercial Mortgage-Backed Securities	4.9
Banks	4.5
Sovereign Bonds	4.1

Residential Mortgage-Backed Securities	4.0%
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	3.2
Oil & Gas	2.1
Electric	1.7
Telecommunications	1.5
Foods	1.3

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 63

Schedule of Investments  (continued)

as of October 31, 2024

Industry Classification (continued):

Chemicals	1.2%
Pipelines	1.2
Retail	1.1
Automobiles	1.0
Media	0.8
Aerospace & Defense	0.7
Diversified Financial Services	0.5
Engineering & Construction	0.5
Home Equity Loans	0.5
Real Estate Investment Trusts (REITs)	0.4
Computers	0.4
Auto Manufacturers	0.4
Consumer Loans	0.4
Leisure Time	0.4
Healthcare-Services	0.4
Entertainment	0.4
Commercial Services	0.3
Other	0.3
Lodging	0.3
Home Builders	0.3
Pharmaceuticals	0.3
Building Materials	0.3
Municipal Bonds	0.3
Mining	0.3
Auto Parts & Equipment	0.2
Transportation	0.2
Semiconductors	0.2
Agriculture	0.2
Trucking & Leasing	0.2
Office/Business Equipment	0.2
Packaging & Containers	0.2
Gas	0.2
Metal Fabricate/Hardware	0.2

Machinery-Diversified	0.1%
Forest Products & Paper	0.1
Insurance	0.1
Airlines	0.1
Internet	0.1
Iron/Steel	0.1
Student Loans	0.1
Cosmetics/Personal Care	0.1
Multi-National	0.1
Healthcare-Products	0.1
Equipment	0.1
Real Estate	0.1
Distribution/Wholesale	0.1
Gas Utilities	0.0	*
Wireless Telecommunication Services	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Coal	0.0	*
Housewares	0.0	*
Apparel	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Environmental Control	0.0	*
Options Purchased	0.0	*
Oil & Gas Services	0.0	*

	101.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.7)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

64

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps and swaptions	$51,988*		Due from/to broker-variation margin swaps and swaptions	$76,808*
Credit contracts	Premiums paid for OTC swap agreements	1,096,858		Premiums received for OTC swap agreements	7,186,165
Credit contracts	—	—		Options written outstanding, at value	53,396
Credit contracts	Unrealized appreciation on OTC swap agreements	3,730,694		Unrealized depreciation on OTC swap agreements	5,260,629
Foreign exchange contracts	Unaffiliated investments	869		Options written outstanding, at value	95,885
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,621,335		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,868,265
Interest rate contracts	Due from/to broker-variation margin futures	25,802,949	*	—	—
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	978,785	*	Due from/to broker-variation margin swaps and swaptions	1,204,260	*
Interest rate contracts	Unaffiliated investments	103,855		Options written outstanding, at value	65,620
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,039,299		Unrealized depreciation on OTC swap agreements	113,652

		$41,426,632			$17,924,680

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$(118,360)	$332,186	$—	$—	$9,038,080
Foreign exchange contracts	—	—	—	(5,645,302)	—
Interest rate contracts	—	—	(24,499,322)	—	(6,039,424)

Total	$(118,360)	$332,186	$(24,499,322)	$(5,645,302)	$2,998,656

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 65

Schedule of Investments  (continued)

as of October 31, 2024

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$1,695	$361,822	$—	$—	$(1,238,537)
Foreign exchange contracts	145	12,410	—	1,354,657	—
Interest rate contracts	49,507	(51,243)	10,558,617	—	(2,287,720)

Total	$51,347	$322,989	$10,558,617	$1,354,657	$(3,526,257)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 69,692
Options Written (2)	214,392,400
Futures Contracts - Long Positions (2)	188,108,274
Futures Contracts - Short Positions (2)	932,486,073
Forward Foreign Currency Exchange Contracts - Purchased (3)	169,202,596
Forward Foreign Currency Exchange Contracts - Sold (3)	451,602,849
Cross Currency Exchange Contracts (4)	317,770
Interest Rate Swap Agreements (2)	469,017,897
Credit Default Swap Agreements - Buy Protection (2)	122,864,540
Credit Default Swap Agreements - Sell Protection (2)	185,674,978
Currency Swap Agreements (2)	3,600,000
Total Return Swap Agreements (2)	64,435,600

*	Average volume is based on average quarter end balances for the year ended October 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

66

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$10,119,362	$(10,119,362)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$5,125,923	$(4,367,693)	$758,230	$(758,230)	$—
BNP	88,157	(67,421)	20,736	—	20,736
BNYM	215,107	(216,087)	(980)	—	(980)
BOA	372,968	(131,909)	241,059	(241,059)	—
CITI	601,376	(934,767)	(333,391)	—	(333,391)
DB	154,688	(242,501)	(87,813)	—	(87,813)
GSI	1,529,304	(8,867,741)	(7,338,437)	7,338,437	—
HSBC	812,411	(853,453)	(41,042)	41,042	—
JPM	4,089,911	(522,161)	3,567,750	(3,567,750)	—
MSI	283,377	(310,176)	(26,799)	—	(26,799)
SCB	86,118	(90,438)	(4,320)	—	(4,320)
SSB	943,706	(39,265)	904,441	(904,441)	—
TD	214,981	—	214,981	—	214,981
UAG	74,883	—	74,883	—	74,883

	$14,592,910	$(16,643,612)	$(2,050,702)	$1,907,999	$(142,703)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 67

Statement of Assets and Liabilities

as of October 31, 2024

Assets

Investments at value, including securities on loan of $10,119,362:
Unaffiliated investments (cost $2,529,428,498)	$2,524,650,194
Affiliated investments (cost $230,486,116)	230,776,395
Foreign currency, at value (cost $5,210,629)	5,219,394
Receivable for investments sold	84,100,296
Dividends and interest receivable	21,768,068
Receivable for Fund shares sold	11,370,863
Unrealized appreciation on OTC swap agreements	7,769,993
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,621,335
Due from broker—variation margin futures	1,200,626
Premiums paid for OTC swap agreements	1,096,858
Unrealized appreciation on unfunded loan commitment	178
Prepaid expenses	20,455

Total Assets	2,893,594,655

Liabilities

Payable for investments purchased	92,040,403
Forward commitment contracts, at value (proceeds receivable $53,785,478)	53,296,760
Payable for Fund shares purchased	10,710,703
Payable to broker for collateral for securities on loan	10,324,002
Premiums received for OTC swap agreements	7,186,165
Unrealized depreciation on OTC swap agreements	5,374,281
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,868,265
Management fee payable	1,303,729
Dividends payable	640,577
Accrued expenses and other liabilities	588,271
Options written outstanding, at value (premiums received $487,537)	214,901
Distribution fee payable	66,087
Due to broker—variation margin swaps and swaptions	14,137
Trustees’ fees payable	3,800
Affiliated transfer agent fee payable	2,862

Total Liabilities	185,634,943

Net Assets	$2,707,959,712

Net assets were comprised of:
Shares of beneficial interest, at par	$296,034
Paid-in capital in excess of par	2,948,499,358
Total distributable earnings (loss)	(240,835,680)

Net assets, October 31, 2024	$2,707,959,712

See Notes to Financial Statements.

68

Class A

Net asset value and redemption price per share,
($155,239,908 ÷ 17,038,312 shares of beneficial interest issued and outstanding)	$9.11
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.42

Class C

Net asset value, offering price and redemption price per share,
($41,463,067 ÷ 4,536,812 shares of beneficial interest issued and outstanding)	$9.14

Class Z

Net asset value, offering price and redemption price per share,
($2,384,670,470 ÷ 260,556,685 shares of beneficial interest issued and outstanding)	$9.15

Class R6

Net asset value, offering price and redemption price per share,
($126,586,267 ÷ 13,902,146 shares of beneficial interest issued and outstanding)	$9.11

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 69

Statement of Operations

Year Ended October 31, 2024

Net Investment Income (Loss)

Income
Interest income (net of $195 foreign withholding tax)	$112,960,822
Affiliated dividend income	10,487,236
Unaffiliated dividend income	2,031,081
Income from securities lending, net (including affiliated income of $80,120)	80,316

Total income	125,559,455

Expenses
Management fee	12,071,373
Distribution fee(a)	634,551
Transfer agent’s fees and expenses (including affiliated expense of $17,806)(a)	2,098,356
Registration fees(a)	196,287
Custodian and accounting fees	123,821
Shareholders’ reports	103,626
Audit fee	72,345
Professional fees	51,764
Trustees’ fees	36,336
Miscellaneous	49,074

Total expenses	15,437,533
Less: Fee waiver and/or expense reimbursement(a)	(50,281)

Net expenses	15,387,252

Net investment income (loss)	110,172,203

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $177,343)	(12,280,964)
Futures transactions	(24,499,322)
Forward and cross currency contract transactions	(5,645,302)
Options written transactions	332,186
Swap agreement transactions	2,998,656
Foreign currency transactions	(1,920,148)

(41,014,894)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $14,931)	85,879,718
Futures	10,558,617
Forward and cross currency contracts	1,354,657
Options written	322,989
Swap agreements	(3,526,257)
Foreign currencies	(640,948)
Unfunded loan commitment	1,651

93,950,427

Net gain (loss) on investment and foreign currency transactions	52,935,533

Net Increase (Decrease) In Net Assets Resulting From Operations	$163,107,736

See Notes to Financial Statements.

70

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	313,607	320,944	—	—
Transfer agent’s fees and expenses	90,421	28,492	1,975,098	4,345
Registration fees	28,091	19,329	120,359	28,508
Fee waiver and/or expense reimbursement	(2,833)	(745)	(44,361)	(2,342)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 71

Statements of Changes in Net Assets

	Year Ended October 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$110,172,203	$58,108,808
Net realized gain (loss) on investment and foreign currency transactions	(41,014,894)	(17,861,388)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	93,950,427	34,623,481

Net increase (decrease) in net assets resulting from operations	163,107,736	74,870,901

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,969,111)	(5,217,195)
Class C	(1,518,338)	(1,238,587)
Class Z	(103,063,732)	(55,015,744)
Class R6	(5,379,331)	(3,332,132)

	(116,930,512)	(64,803,658)

Tax return of capital distributions
Class A	—	(191,271)
Class C	—	(45,409)
Class Z	—	(2,016,965)
Class R6	—	(122,161)

	—	(2,375,806)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,126,031,131	963,435,107
Net asset value of shares issued in reinvestment of dividends and distributions	109,659,594	60,324,388
Cost of shares purchased	(885,479,718)	(1,016,865,561)

Net increase (decrease) in net assets from Fund share transactions	1,350,211,007	6,893,934

Total increase (decrease)	1,396,388,231	14,585,371

Net Assets:

Beginning of year	1,311,571,481	1,296,986,110

End of year	$2,707,959,712	$1,311,571,481

See Notes to Financial Statements.

72

Financial Highlights

Class A Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.87	$8.79	$9.22	$8.94	$9.73
Income (loss) from investment operations:
Net investment income (loss)	0.47	0.41	0.22	0.21	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.14	(0.43)	0.30	(0.49)
Total from investment operations	0.75	0.55	(0.21)	0.51	(0.19)
Less Dividends and Distributions:
Dividends from net investment income	(0.51)	(0.45)	(0.22)	(0.22)	(0.26)
Tax return of capital distributions	-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-	-	-	-	(0.30)
Total dividends and distributions	(0.51)	(0.47)	(0.22)	(0.23)	(0.60)
Net asset value, end of year	$9.11	$8.87	$8.79	$9.22	$8.94
Total Return(b):	8.60%	6.45%	(2.30)%	5.71%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$155,240	$106,045	$94,351	$109,630	$93,597
Average net assets (000)	$125,443	$100,819	$97,005	$98,531	$114,656
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.95%	0.98%	0.98%	0.97%	0.97%
Expenses before waivers and/or expense reimbursement	0.95%	0.98%	0.98%	0.97%	0.97%
Net investment income (loss)	5.21%	4.64%	2.46%	2.32%	3.27%
Portfolio turnover rate(d)(e)	77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 73

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.89	$8.82	$9.25	$8.97	$9.76
Income (loss) from investment operations:
Net investment income (loss)	0.40	0.34	0.15	0.15	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.13	(0.43)	0.29	(0.48)
Total from investment operations	0.68	0.47	(0.28)	0.44	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)	(0.38)	(0.15)	(0.15)	(0.20)
Tax return of capital distributions	-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-	-	-	-	(0.30)
Total dividends and distributions	(0.43)	(0.40)	(0.15)	(0.16)	(0.54)
Net asset value, end of year	$9.14	$8.89	$8.82	$9.25	$8.97
Total Return(b):	7.85%	5.49%	(3.04)%	5.03%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$41,463	$25,851	$31,871	$42,635	$66,396
Average net assets (000)	$32,094	$28,227	$36,300	$52,974	$86,229
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.76%	1.78%	1.75%	1.73%	1.73%
Expenses before waivers and/or expense reimbursement	1.76%	1.78%	1.75%	1.73%	1.73%
Net investment income (loss)	4.39%	3.81%	1.67%	1.64%	2.51%
Portfolio turnover rate(d)(e)	77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class Z Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.91	$8.83	$9.26	$8.98	$9.77
Income (loss) from investment operations:
Net investment income (loss)	0.49	0.43	0.25	0.24	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.15	(0.44)	0.29	(0.48)
Total from investment operations	0.77	0.58	(0.19)	0.53	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.48)	(0.24)	(0.24)	(0.29)
Tax return of capital distributions	-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-	-	-	-	(0.30)
Total dividends and distributions	(0.53)	(0.50)	(0.24)	(0.25)	(0.63)
Net asset value, end of year	$9.15	$8.91	$8.83	$9.26	$8.98
Total Return(b):	8.84%	6.71%	(2.03)%	5.96%	(1.70)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,384,670	$1,116,816	$1,108,186	$767,056	$1,071,124
Average net assets (000)	$1,796,014	$1,020,990	$914,879	$833,908	$1,499,872
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73%	0.73%	0.72%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	0.73%	0.74%	0.72%	0.73%	0.74%
Net investment income (loss)	5.41%	4.83%	2.81%	2.64%	3.53%
Portfolio turnover rate(d)(e)	77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 75

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,

	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.86	$8.79	$9.21	$8.93	$9.72
Income (loss) from investment operations:
Net investment income (loss)	0.50	0.44	0.25	0.26	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.28	0.13	(0.42)	0.28	(0.48)
Total from investment operations	0.78	0.57	(0.17)	0.54	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.53)	(0.48)	(0.25)	(0.25)	(0.29)
Tax return of capital distributions	-	(0.02)	-	(0.01)	(0.04)
Distributions from net realized gains	-	-	-	-	(0.30)
Total dividends and distributions	(0.53)	(0.50)	(0.25)	(0.26)	(0.63)
Net asset value, end of year	$9.11	$8.86	$8.79	$9.21	$8.93
Total Return(b):	9.06%	6.69%	(1.87)%	6.07%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$126,586	$62,859	$62,579	$60,135	$127,864
Average net assets (000)	$92,444	$60,732	$60,251	$97,518	$109,540
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.65%	0.65%	0.64%	0.65%
Expenses before waivers and/or expense reimbursement	0.64%	0.65%	0.65%	0.64%	0.65%
Net investment income (loss)	5.49%	4.95%	2.82%	2.79%	3.54%
Portfolio turnover rate(d)(e)	77%	156%	30%	48%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Absolute Return Bond Fund 77

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Absolute Return Bond Fund 79

Notes to Financial Statements (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be

PGIM Absolute Return Bond Fund 81

Notes to Financial Statements (continued)

obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

PGIM Absolute Return Bond Fund 83

Notes to Financial Statements (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements

PGIM Absolute Return Bond Fund 85

Notes to Financial Statements (continued)

are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Absolute Return Bond Fund 87

Notes to Financial Statements (continued)

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.59%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived

PGIM Absolute Return Bond Fund 89

Notes to Financial Statements (continued)

and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended October 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$406,467	$8,496
C	—	5,770

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Absolute Return Bond Fund 91

Notes to Financial Statements (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended October 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$2,083,585,848	$1,219,600,906

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Exchange-Traded Funds(1)(wa):

PGIM AAA CLO ETF
$ —	$ 25,924,132	$ —	$ 113,288	$—	$ 26,037,420	507,750	$ 198,281

PGIM Ultra Short Bond ETF
$ —	$ 116,735,760	$ —	$ 176,740	$—	$116,912,500	2,350,000	$ 1,387,417
$ —	$ 142,659,892	$ —	$ 290,028	$—	$142,949,920		$ 1,585,698

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(1)(wa)
$ 14,738,696	$1,234,703,759	$1,171,981,091	$ —	$—	$ 77,461,364	77,461,364	$ 3,179,017

PGIM Core Short-Term Bond Fund(1)(wa)
115,751,574	4,573,041	120,228,311	(262,326)	166,022	—	—	5,722,521

PGIM Institutional Money Market Fund (7-day effective yield 5.096%)(1)(b)(wa)
13,230,599	203,865,276	206,729,314	(12,771)	11,321	10,365,111	10,370,296	80,120	(2)
$143,720,869	$1,443,142,076	$1,498,938,716	$(275,097)	$177,343	$ 87,826,475		$ 8,981,658
$143,720,869	$1,585,801,968	$1,498,938,716	$ 14,931	$177,343	$230,776,395		$10,567,356

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the

Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to distribution in excess of income and prior year post financial statement adjustments.

For the year ended October 31, 2024, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
$1,295,400	$(1,295,400)

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$116,930,512	$—	$—	$116,930,512

For the year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$64,803,658	$—	$2,375,806	$67,179,464

As of October 31, 2024, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of October 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,733,690,980	$72,362,653	$(80,526,398)	$(8,163,745)

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, swaps, mark-to-market of futures and forwards contracts, difference in the treatment of premium amortization and investment in partnerships.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$228,786,000	$—

PGIM Absolute Return Bond Fund 93

Notes to Financial Statements (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of October 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	31,229	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	88.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended October 31, 2024:
Shares sold	7,667,821	$69,410,971
Shares issued in reinvestment of dividends and distributions	689,023	6,238,418
Shares purchased	(3,703,995)	(33,467,150)
Net increase (decrease) in shares outstanding before conversion	4,652,849	42,182,239
Shares issued upon conversion from other share class(es)	690,426	6,243,460
Shares purchased upon conversion into other share class(es)	(266,612)	(2,410,198)
Net increase (decrease) in shares outstanding	5,076,663	$46,015,501

Year ended October 31, 2023:
Shares sold	3,273,563	$28,918,593
Shares issued in reinvestment of dividends and distributions	525,133	4,640,379
Shares purchased	(3,063,639)	(27,039,908)
Net increase (decrease) in shares outstanding before conversion	735,057	6,519,064
Shares issued upon conversion from other share class(es)	917,128	8,094,155
Shares purchased upon conversion into other share class(es)	(422,422)	(3,726,460)
Net increase (decrease) in shares outstanding	1,229,763	$10,886,759

Class C
Year ended October 31, 2024:
Shares sold	2,412,933	$21,912,187
Shares issued in reinvestment of dividends and distributions	161,394	1,465,899
Shares purchased	(593,844)	(5,375,653)
Net increase (decrease) in shares outstanding before conversion	1,980,483	18,002,433
Shares purchased upon conversion into other share class(es)	(350,709)	(3,181,503)
Net increase (decrease) in shares outstanding	1,629,774	$14,820,930

Year ended October 31, 2023:
Shares sold	585,316	$5,189,425
Shares issued in reinvestment of dividends and distributions	135,373	1,199,267
Shares purchased	(942,665)	(8,339,381)
Net increase (decrease) in shares outstanding before conversion	(221,976)	(1,950,689)
Shares purchased upon conversion into other share class(es)	(484,926)	(4,289,276)
Net increase (decrease) in shares outstanding	(706,902)	$(6,239,965)

PGIM Absolute Return Bond Fund 95

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended October 31, 2024:
Shares sold	214,807,755	$1,950,293,580
Shares issued in reinvestment of dividends and distributions	10,648,442	96,907,781
Shares purchased	(89,399,355)	(811,168,765)
Net increase (decrease) in shares outstanding before conversion	136,056,842	1,236,032,596
Shares issued upon conversion from other share class(es)	391,872	3,561,033
Shares purchased upon conversion into other share class(es)	(1,301,938)	(11,851,444)
Net increase (decrease) in shares outstanding	135,146,776	$1,227,742,185

Year ended October 31, 2023:
Shares sold	103,099,124	$915,661,477
Shares issued in reinvestment of dividends and distributions	5,754,672	51,052,303
Shares purchased	(108,685,294)	(962,092,248)
Net increase (decrease) in shares outstanding before conversion	168,502	4,621,532
Shares issued upon conversion from other share class(es)	484,576	4,293,372
Shares purchased upon conversion into other share class(es)	(729,561)	(6,491,946)
Net increase (decrease) in shares outstanding	(76,483)	$2,422,958

Class R6
Year ended October 31, 2024:
Shares sold	9,324,324	$84,414,393
Shares issued in reinvestment of dividends and distributions	557,532	5,047,496
Shares purchased	(3,916,990)	(35,468,150)
Net increase (decrease) in shares outstanding before conversion	5,964,866	53,993,739
Shares issued upon conversion from other share class(es)	844,587	7,654,250
Shares purchased upon conversion into other share class(es)	(1,719)	(15,598)
Net increase (decrease) in shares outstanding	6,807,734	$61,632,391

Year ended October 31, 2023:
Shares sold	1,546,836	$13,665,612
Shares issued in reinvestment of dividends and distributions	388,862	3,432,439
Shares purchased	(2,200,992)	(19,394,024)
Net increase (decrease) in shares outstanding before conversion	(265,294)	(2,295,973)
Shares issued upon conversion from other share class(es)	237,980	2,120,155
Net increase (decrease) in shares outstanding	(27,314)	$(175,818)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended October 31, 2024.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the

PGIM Absolute Return Bond Fund 97

Notes to Financial Statements (continued)

issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a

PGIM Absolute Return Bond Fund 99

Notes to Financial Statements (continued)

decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be elevated. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM Absolute Return Bond Fund 101

Notes to Financial Statements (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case

PGIM Absolute Return Bond Fund 103

Notes to Financial Statements (continued)

especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 9 and Shareholders of PGIM Absolute Return Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Absolute Return Bond Fund (one of the funds constituting Prudential Investment Portfolios 9, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Absolute Return Bond Fund 105

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Absolute Return Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Absolute Return Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be

[1]	PGIM Absolute Return Bond Fund is a series of Prudential Investment Portfolios 9.

PGIM Absolute Return Bond Fund

Approval of Advisory Agreements (continued)

shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board

Visit our website at pgim.com/investments

considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

PGIM Absolute Return Bond Fund

Approval of Advisory Agreements (continued)

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one, three-, and five-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to a contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.70% for Class R6 shares, and 0.73% for Class Z shares through February 28, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Absolute Return Bond Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2024